UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08837
THE SELECT SECTOR SPDR® TRUST
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)	Copy to:

Jesse D. Hallee, Esq.	Leonard Mackey, Esq.
State Street Bank and Trust Company	Clifford Chance US LLP
One Lincoln Street/CPH0326	31 West 52nd Street
Boston, Massachusetts 02111	New York, New York 10019
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: March 31, 2015

Item 1: Report to Shareholders.

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of nine separate investment portfolios (each a “Select Sector SPDR Fund“ or a “Fund“ and collectively the “Select Sector SPDR Funds“ or the “Funds“).

Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500®, much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca.

Nine Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:

The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU

Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.

Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.

†	S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

TABLE OF CONTENTS

Fund Performance and Portfolio Summary
The Consumer Discretionary Select Sector SPDR Fund (XLY)	1
The Consumer Staples Select Sector SPDR Fund (XLP)	4
The Energy Select Sector SPDR Fund (XLE)	7
The Financial Select Sector SPDR Fund (XLF)	10
The Health Care Select Sector SPDR Fund (XLV)	13
The Industrial Select Sector SPDR Fund (XLI)	16
The Materials Select Sector SPDR Fund (XLB)	19
The Technology Select Sector SPDR Fund (XLK)	22
The Utilities Select Sector SPDR Fund (XLU)	25
Schedules of Investments
The Consumer Discretionary Select Sector SPDR Fund (XLY)	28
The Consumer Staples Select Sector SPDR Fund (XLP)	30
The Energy Select Sector SPDR Fund (XLE)	31
The Financial Select Sector SPDR Fund (XLF)	32
The Health Care Select Sector SPDR Fund (XLV)	34
The Industrial Select Sector SPDR Fund (XLI)	35
The Materials Select Sector SPDR Fund (XLB)	37
The Technology Select Sector SPDR Fund (XLK)	38
The Utilities Select Sector SPDR Fund (XLU)	40
Financial Statements	42
Financial Highlights	50
Notes to Financial Statements	59
Other Information	68

The Consumer Discretionary Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Consumer Discretionary Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 is 0.15%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	CONSUMER DISCRETIONARY	NET ASSET	MARKET	CONSUMER DISCRETIONARY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	13.82%	13.79%	13.96%	N/A	N/A	N/A

ONE YEAR	18.04%	18.01%	18.26%	18.04%	18.01%	18.26%

THREE YEARS	74.60%	74.63%	68.35%	20.42%	20.42%	20.68%

FIVE YEARS	147.35%	147.23%	150.39%	19.86%	19.85%	20.15%

TEN YEARS	160.97%	161.09%	165.78%	10.07%	10.07%	10.26%

The Consumer Discretionary Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Consumer Discretionary	Consumer Discretionary
	Select Sector	Select Sector
	SPDR Fund(a)	Index(b)
03/31/05	10000.00	10000.00
06/30/05	9885.00	9890.00
09/30/05	9804.00	9812.00
12/31/05	9915.00	9927.00
03/31/06	10211.00	10222.00
06/30/06	10157.00	10173.00
09/30/06	10657.00	10681.00
12/31/06	11743.00	11778.00
03/31/07	11648.00	11691.00
06/30/07	12067.00	12119.00
09/30/07	11305.00	11357.00
12/31/07	10174.00	10222.00
03/31/08	9575.00	9621.00
06/30/08	8831.00	8870.00
09/30/08	8773.00	8812.00
12/31/08	6772.00	6799.00
03/31/09	6224.00	6248.00
06/30/09	7355.00	7381.00
09/30/09	8770.00	8806.00
12/31/09	9560.00	9609.00
03/31/10	10552.00	10615.00
06/30/10	9404.00	9459.00
09/30/10	10821.00	10894.00
12/31/10	12179.00	12276.00
03/31/11	12746.00	12855.00
06/30/11	13179.00	13301.00
09/30/11	11471.00	11575.00
12/31/11	12903.00	13041.00
03/31/12	14948.00	15122.00
06/30/12	14554.00	14729.00
09/30/12	15627.00	15830.00
12/31/12	15945.00	16163.00
03/31/13	17871.00	18122.00
06/30/13	19076.00	19356.00
09/30/13	20550.00	20864.00
12/31/13	22757.00	23120.00
03/31/14	22112.00	22472.00
06/30/14	22875.00	23258.00
09/30/14	22931.00	23319.00
12/31/14	24917.00	25357.00
03/31/15	26097.00	26578.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Consumer Discretionary Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	WALT	HOME
DESCRIPTION	DISNEY CO.	DEPOT, INC.	COMCAST CORP. (CLASS A)	AMAZON.COM, INC.	MCDONALD’S CORP.

MARKET VALUE	$787,745,927	719,390,335	689,583,970	680,810,532	450,045,933

% OF NET ASSETS	7.1	6.5	6.2	6.1	4.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Consumer Staples Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Consumer Staples Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 is 0.15%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			CONSUMER			CONSUMER
	NET ASSET	MARKET	STAPLES	NET ASSET	MARKET	STAPLES
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	9.58%	9.56%	9.71%	N/A	N/A	N/A

ONE YEAR	16.37%	16.34%	16.61%	16.37%	16.34%	16.61%

THREE YEARS	55.32%	55.30%	54.66%	15.81%	15.80%	16.07%

FIVE YEARS	100.33%	100.33%	102.59%	14.91%	14.91%	15.17%

TEN YEARS	172.98%	173.11%	179.96%	10.56%	10.57%	10.81%

The Consumer Staples Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Consumer Staples	Consumer Staples
	Select Sector	Select Sector
	SPDR Fund(a)	Index(b)
03/31/05	10000.00	10000.00
06/30/05	9922.00	9927.00
09/30/05	10202.00	10215.00
12/31/05	10265.00	10285.00
03/31/06	10452.00	10480.00
06/30/06	10752.00	10789.00
09/30/06	11337.00	11384.00
12/31/06	11750.00	11841.00
03/31/07	12014.00	12117.00
06/30/07	12308.00	12420.00
09/30/07	12775.00	12901.00
12/31/07	13217.00	13353.00
03/31/08	12893.00	13034.00
06/30/08	12304.00	12443.00
09/30/08	12811.00	12961.00
12/31/08	11237.00	11357.00
03/31/09	9986.00	10096.00
06/30/09	10992.00	11124.00
09/30/09	12252.00	12409.00
12/31/09	12834.00	13006.00
03/31/10	13628.00	13819.00
06/30/10	12518.00	12693.00
09/30/10	13784.00	13989.00
12/31/10	14613.00	14840.00
03/31/11	15005.00	15248.00
06/30/11	15769.00	16033.00
09/30/11	15077.00	15331.00
12/31/11	16660.00	16959.00
03/31/12	17578.00	17902.00
06/30/12	18054.00	18397.00
09/30/12	18739.00	19109.00
12/31/12	18447.00	18818.00
03/31/13	21139.00	21585.00
06/30/13	21216.00	21676.00
09/30/13	21429.00	21903.00
12/31/13	23293.00	23828.00
03/31/14	23460.00	24010.00
06/30/14	24494.00	25080.00
09/30/14	24914.00	25519.00
12/31/14	26988.00	27663.00
03/31/15	27298.00	27996.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Consumer Staples Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	PROCTER &		WAL-MART		PHILIP MORRIS
DESCRIPTION	GAMBLE CO.	COCA-COLA CO.	STORES, INC.	CVS HEALTH CORP.	INTERNATIONAL, INC.

MARKET VALUE	$999,928,405	720,230,852	587,031,821	539,267,090	526,482,123

% OF NET ASSETS	12.3	8.9	7.2	6.7	6.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Energy Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Energy Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 is 0.15%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	ENERGY	NET ASSET	MARKET	ENERGY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	−13.52%	−13.55%	−13.49%	N/A	N/A	N/A

ONE YEAR	−11.14%	−11.17%	−11.06%	−11.14%	−11.17%	−11.06%

THREE YEARS	14.50%	14.54%	17.23%	4.62%	4.63%	4.79%

FIVE YEARS	47.60%	47.61%	48.80%	8.10%	8.10%	8.28%

TEN YEARS	112.45%	112.45%	116.59%	7.83%	7.83%	8.04%

The Energy Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Consumer Discretionary	Consumer Discretionary
	Select Sector	Select Sector
	SPDR Fund(a)	Index(b)
03/31/05	10000.00	10000.00
06/30/05	10414.00	10405.00
09/30/05	12594.00	12601.00
12/31/05	11837.00	11847.00
03/31/06	12836.00	12865.00
06/30/06	13420.00	13456.00
09/30/06	12707.00	12744.00
12/31/06	14003.00	14053.00
03/31/07	14405.00	14467.00
06/30/07	16574.00	16659.00
09/30/07	18027.00	18136.00
12/31/07	19091.00	19216.00
03/31/08	17896.00	18027.00
06/30/08	21422.00	21598.00
09/30/08	15527.00	15654.00
12/31/08	11685.00	11779.00
03/31/09	10459.00	10542.00
06/30/09	11859.00	11961.00
09/30/09	13384.00	13509.00
12/31/09	14207.00	14353.00
03/31/10	14397.00	14556.00
06/30/10	12501.00	12633.00
09/30/10	14160.00	14321.00
12/31/10	17293.00	17507.00
03/31/11	20300.00	20564.00
06/30/11	19250.00	19509.00
09/30/11	15019.00	15214.00
12/31/11	17808.00	18051.00
03/31/12	18559.00	18822.00
06/30/12	17260.00	17509.00
09/30/12	19177.00	19463.00
12/31/12	18735.00	19026.00
03/31/13	20911.00	21246.00
06/30/13	20757.00	21097.00
09/30/13	22056.00	22430.00
12/31/13	23636.00	24052.00
03/31/14	23915.00	24351.00
06/30/14	27017.00	27532.00
09/30/14	24570.00	25034.00
12/31/14	21604.00	22014.00
03/31/15	21245.00	21659.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Energy Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	EXXON MOBIL CORP.	CHEVRON CORP.	SCHLUMBERGER, LTD.	KINDER MORGAN, INC.	EOG RESOURCES, INC.

MARKET VALUE	$1,988,219,955	1,665,609,321	917,590,514	592,018,811	506,615,399

% OF NET ASSETS	15.7	13.1	7.2	4.7	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Financial Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Financial Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 is 0.15%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	FINANCIAL	NET ASSET	MARKET	FINANCIAL
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	4.96%	5.06%	5.05%	N/A	N/A	N/A

ONE YEAR	9.82%	9.86%	9.97%	9.82%	9.86%	9.97%

THREE YEARS	60.68%	60.86%	64.68%	17.13%	17.17%	17.33%

FIVE YEARS	63.64%	63.71%	65.04%	10.35%	10.36%	10.54%

TEN YEARS	4.79%	4.86%	6.16%	0.47%	0.48%	0.60%

The Financial Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Financial Select
	Sector SPDR	Financial Select
	Fund(a)	Sector Index(b)
03/31/05	10000.00	10000.00
06/30/05	10425.00	10432.00
09/30/05	10494.00	10508.00
12/31/05	11348.00	11373.00
03/31/06	11709.00	11743.00
06/30/06	11687.00	11728.00
09/30/06	12607.00	12665.00
12/31/06	13484.00	13560.00
03/31/07	13093.00	13175.00
06/30/07	13363.00	13454.00
09/30/07	12785.00	12881.00
12/31/07	10954.00	11034.00
03/31/08	9426.00	9494.00
06/30/08	7707.00	7754.00
09/30/08	7768.00	7820.00
12/31/08	4906.00	4935.00
03/31/09	3500.00	3514.00
06/30/09	4754.00	4768.00
09/30/09	5966.00	5985.00
12/31/09	5765.00	5787.00
03/31/10	6404.00	6432.00
06/30/10	5552.00	5575.00
09/30/10	5790.00	5816.00
12/31/10	6456.00	6491.00
03/31/11	6649.00	6689.00
06/30/11	6253.00	6293.00
09/30/11	4830.00	4859.00
12/31/11	5348.00	5385.00
03/31/12	6522.00	6573.00
06/30/12	6075.00	6124.00
09/30/12	6494.00	6550.00
12/31/12	6872.00	6937.00
03/31/13	7653.00	7729.00
06/30/13	8203.00	8290.00
09/30/13	8437.00	8528.00
12/31/13	9303.00	9409.00
03/31/14	9542.00	9654.00
06/30/14	9756.00	9877.00
09/30/14	9983.00	10107.00
12/31/14	10701.00	10839.00
03/31/15	10479.00	10616.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Financial Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	BERKSHIRE HATHAWAY,		JPMORGAN	BANK OF AMERICA
DESCRIPTION	INC. (CLASS B)	WELLS FARGO & CO.	CHASE & CO.	CORP.	CITIGROUP, INC.

MARKET VALUE	$1,594,949,882	1,545,609,917	1,368,704,234	981,089,723	947,205,350

% OF NET ASSETS	8.9	8.6	7.6	5.4	5.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Health Care Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Health Care Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 is 0.15%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	HEALTH CARE	NET ASSET	MARKET	HEALTH CARE
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	14.53%	14.49%	14.60%	N/A	N/A	N/A

ONE YEAR	26.11%	26.05%	26.29%	26.11%	26.05%	26.29%

THREE YEARS	103.18%	103.13%	92.68%	26.66%	26.65%	26.92%

FIVE YEARS	147.75%	147.72%	150.24%	19.90%	19.89%	20.14%

TEN YEARS	189.62%	189.64%	195.30%	11.22%	11.22%	11.44%

The Health Care Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Health Care	Health Care
	Select Sector	Select Sector
	SPDR Fund(a)	Index(b)
03/31/05	10000.00	10000.00
06/30/05	10407.00	10415.00
09/30/05	10563.00	10578.00
12/31/05	10715.00	10738.00
03/31/06	10837.00	10868.00
06/30/06	10283.00	10316.00
09/30/06	11320.00	11366.00
12/31/06	11475.00	11528.00
03/31/07	11578.00	11638.00
06/30/07	12160.00	12230.00
09/30/07	12282.00	12359.00
12/31/07	12270.00	12353.00
03/31/08	10839.00	10914.00
06/30/08	10701.00	10782.00
09/30/08	10740.00	10825.00
12/31/08	9429.00	9504.00
03/31/09	8681.00	8749.00
06/30/09	9458.00	9538.00
09/30/09	10356.00	10451.00
12/31/09	11297.00	11401.00
03/31/10	11686.00	11800.00
06/30/10	10307.00	10408.00
09/30/10	11206.00	11325.00
12/31/10	11627.00	11755.00
03/31/11	12281.00	12422.00
06/30/11	13240.00	13401.00
09/30/11	11900.00	12043.00
12/31/11	13071.00	13240.00
03/31/12	14249.00	14444.00
06/30/12	14480.00	14686.00
09/30/12	15355.00	15585.00
12/31/12	15362.00	15600.00
03/31/13	17774.00	18065.00
06/30/13	18460.00	18769.00
09/30/13	19715.00	20058.00
12/31/13	21698.00	22090.00
03/31/14	22956.00	23383.00
06/30/14	23979.00	24437.00
09/30/14	25278.00	25769.00
12/31/14	27162.00	27703.00
03/31/15	28962.00	29530.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Health Care Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	JOHNSON & JOHNSON	PFIZER, INC.	MERCK & CO., INC.	GILEAD SCIENCES, INC.	ACTAVIS PLC

MARKET VALUE	$1,439,503,609	1,097,700,307	839,534,889	752,243,678	627,696,354

% OF NET ASSETS	10.2	7.7	5.9	5.3	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Industrial Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Industrial Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 is 0.15%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	INDUSTRIAL	NET ASSET	MARKET	INDUSTRIAL
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	6.12%	6.07%	6.22%	N/A	N/A	N/A

ONE YEAR	8.83%	8.82%	9.01%	8.83%	8.82%	9.01%

THREE YEARS	58.66%	58.60%	60.84%	16.63%	16.62%	16.85%

FIVE YEARS	98.03%	97.95%	99.97%	14.64%	14.63%	14.87%

TEN YEARS	125.04%	125.70%	129.33%	8.45%	8.48%	8.66%

The Industrial Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Industrial Select
	Sector SPDR	Industrial Select
	Fund(a)	Sector Index(b)
03/31/05	10000.00	10000.00
06/30/05	9692.00	9696.00
09/30/05	9974.00	9986.00
12/31/05	10467.00	10487.00
03/31/06	11293.00	11323.00
06/30/06	11333.00	11370.00
09/30/06	11222.00	11265.00
12/31/06	11889.00	11944.00
03/31/07	12095.00	12158.00
06/30/07	13300.00	13379.00
09/30/07	14013.00	14106.00
12/31/07	13459.00	13553.00
03/31/08	12829.00	12924.00
06/30/08	11819.00	11902.00
09/30/08	10713.00	10786.00
12/31/08	8226.00	8282.00
03/31/09	6590.00	6625.00
06/30/09	7858.00	7911.00
09/30/09	9507.00	9578.00
12/31/09	10088.00	10169.00
03/31/10	11365.00	11468.00
06/30/10	10036.00	10124.00
09/30/10	11498.00	11609.00
12/31/10	12877.00	13015.00
03/31/11	13976.00	14136.00
06/30/11	13888.00	14055.00
09/30/11	10961.00	11088.00
12/31/11	12745.00	12905.00
03/31/12	14186.00	14373.00
06/30/12	13577.00	13760.00
09/30/12	14012.00	14208.00
12/31/12	14639.00	14846.00
03/31/13	16195.00	16434.00
06/30/13	16629.00	16885.00
09/30/13	18173.00	18463.00
12/31/13	20559.00	20904.00
03/31/14	20681.00	21039.00
06/30/14	21477.00	21859.00
09/30/14	21209.00	21593.00
12/31/14	22708.00	23132.00
03/31/15	22504.00	22933.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Industrial Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	GENERAL ELECTRIC		UNION PACIFIC		UNITED TECHNOLOGIES
DESCRIPTION	CO.	3M CO.	CORP.	BOEING CO.	CORP.

MARKET VALUE	$719,943,874	418,014,311	404,484,561	399,785,055	391,686,150

% OF NET ASSETS	9.3	5.4	5.2	5.2	5.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Materials Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Materials Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 is 0.15%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MATERIALS	NET ASSET	MARKET	MATERIALS
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	−0.49%	−0.53%	−0.41%	N/A	N/A	N/A

ONE YEAR	5.34%	5.30%	5.52%	5.34%	5.30%	5.52%

THREE YEARS	41.09%	41.16%	40.64%	12.16%	12.18%	12.04%

FIVE YEARS	62.97%	62.99%	64.77%	10.26%	10.26%	10.50%

TEN YEARS	105.62%	105.55%	109.62%	7.48%	7.47%	7.68%

The Materials Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Materials Select
	Sector SPDR	Materials Select
	Fund(a)	Sector Index(b)
03/31/05	10000.00	10000.00
06/30/05	9049.00	9054.00
09/30/05	9206.00	9225.00
12/31/05	10224.00	10261.00
03/31/06	10986.00	11036.00
06/30/06	10945.00	10997.00
09/30/06	10875.00	10933.00
12/31/06	12096.00	12172.00
03/31/07	13195.00	13263.00
06/30/07	14119.00	14202.00
09/30/07	14786.00	14882.00
12/31/07	14755.00	14860.00
03/31/08	14305.00	14415.00
06/30/08	14856.00	14972.00
09/30/08	11892.00	11965.00
12/31/08	8264.00	8304.00
03/31/09	8110.00	8150.00
06/30/09	9479.00	9535.00
09/30/09	11433.00	11511.00
12/31/09	12270.00	12363.00
03/31/10	12618.00	12721.00
06/30/10	10589.00	10672.00
09/30/10	12507.00	12618.00
12/31/10	14773.00	14921.00
03/31/11	15435.00	15599.00
06/30/11	15263.00	15448.00
09/30/11	11450.00	11578.00
12/31/11	13153.00	13312.00
03/31/12	14574.00	14762.00
06/30/12	13978.00	14158.00
09/30/12	14663.00	14861.00
12/31/12	15091.00	15309.00
03/31/13	15832.00	16066.00
06/30/13	15579.00	15823.00
09/30/13	17169.00	17450.00
12/31/13	18989.00	19313.00
03/31/14	19520.00	19865.00
06/30/14	20603.00	20977.00
09/30/14	20664.00	21048.00
12/31/14	20377.00	20764.00
03/31/15	20562.00	20962.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Materials Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

	E.I. DU PONT DE		DOW CHEMICAL		LYONDELLBASELL INDUSTRIES NV
DESCRIPTION	NEMOURS & CO.	MONSANTO CO.	CO.	PRAXAIR, INC.	(CLASS A)

MARKET VALUE	$332,606,157	279,637,366	268,418,928	179,268,111	178,709,700

% OF NET ASSETS	11.2	9.4	9.0	6.0	6.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Technology Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Technology Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 is 0.15%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	TECHNOLOGY	NET ASSET	MARKET	TECHNOLOGY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	4.99%	5.01%	5.07%	N/A	N/A	N/A

ONE YEAR	16.28%	16.30%	16.49%	16.28%	16.30%	16.49%

THREE YEARS	45.34%	45.39%	45.00%	13.27%	13.29%	13.49%

FIVE YEARS	95.98%	95.98%	98.08%	14.40%	14.40%	14.64%

TEN YEARS	143.81%	143.90%	148.70%	9.32%	9.33%	9.54%

The Technology Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Technology Select	Technology Select
	Sector SPDR	Sector Index
	Fund (a)	(b)
03/31/05	10000.00	10000.00
06/30/05	10201.00	10208.00
09/30/05	10697.00	10707.00
12/31/05	10787.00	10807.00
03/31/06	11410.00	11442.00
06/30/06	10456.00	10489.00
09/30/06	11360.00	11404.00
12/31/06	12092.00	12141.00
03/31/07	12127.00	12188.00
06/30/07	13322.00	13399.00
09/30/07	14062.00	14138.00
12/31/07	13930.00	14009.00
03/31/08	11819.00	11885.00
06/30/08	11973.00	12045.00
09/30/08	10451.00	10512.00
12/31/08	8164.00	8209.00
03/31/09	8324.00	8374.00
06/30/09	9718.00	9786.00
09/30/09	11184.00	11274.00
12/31/09	12323.00	12431.00
03/31/10	12440.00	12556.00
06/30/10	11061.00	11162.00
09/30/10	12523.00	12648.00
12/31/10	13754.00	13907.00
03/31/11	14269.00	14435.00
06/30/11	14132.00	14305.00
09/30/11	13019.00	13181.00
12/31/11	14121.00	14308.00
03/31/12	16775.00	17016.00
06/30/12	16057.00	16290.00
09/30/12	17285.00	17545.00
12/31/12	16304.00	16556.00
03/31/13	17140.00	17414.00
06/30/13	17396.00	17682.00
09/30/13	18320.00	18631.00
12/31/13	20539.00	20906.00
03/31/14	20966.00	21350.00
06/30/14	22234.00	22655.00
09/30/14	23221.00	23670.00
12/31/14	24185.00	24663.00
03/31/15	24381.00	24870.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Technology Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

			VERIZON	FACEBOOK, INC.
DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	COMMUNICATIONS, INC.	(CLASS A)	AT&T, INC.

MARKET VALUE	$2,307,637,593	1,061,898,436	646,792,811	549,449,669	539,504,062

% OF NET ASSETS	17.9	8.2	5.0	4.3	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Utilities Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Utilities Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 is 0.15%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF MARCH 31, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	UTILITIES	NET ASSET	MARKET	UTILITIES
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

SIX MONTHS	7.25%	7.17%	7.36%	N/A	N/A	N/A

ONE YEAR	10.86%	10.79%	11.10%	10.86%	10.79%	11.10%

THREE YEARS	41.68%	41.59%	49.49%	12.31%	12.29%	12.57%

FIVE YEARS	81.78%	81.71%	83.95%	12.70%	12.69%	12.96%

TEN YEARS	120.01%	119.88%	124.96%	8.20%	8.20%	8.44%

The Utilities Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Utilities Select
	Sector SPDR	Utilities Select
	Fund(a)	Sector Index(b)
03/31/05	10000.00	10000.00
06/30/05	10918.00	10932.00
09/30/05	11699.00	11726.00
12/31/05	11062.00	11083.00
03/31/06	10927.00	10955.00
06/30/06	11541.00	11578.00
09/30/06	12231.00	12285.00
12/31/06	13338.00	13409.00
03/31/07	14563.00	14655.00
06/30/07	14503.00	14599.00
09/30/07	14778.00	14884.00
12/31/07	15886.00	16008.00
03/31/08	14302.00	14416.00
06/30/08	15429.00	15564.00
09/30/08	12651.00	12750.00
12/31/08	11264.00	11352.00
03/31/09	10043.00	10115.00
06/30/09	11038.00	11131.00
09/30/09	11710.00	11816.00
12/31/09	12548.00	12674.00
03/31/10	12100.00	12230.00
06/30/10	11648.00	11770.00
09/30/10	13074.00	13225.00
12/31/10	13208.00	13369.00
03/31/11	13563.00	13739.00
06/30/11	14387.00	14583.00
09/30/11	14594.00	14804.00
12/31/11	15785.00	16028.00
03/31/12	15525.00	15772.00
06/30/12	16527.00	16801.00
09/30/12	16440.00	16719.00
12/31/12	15959.00	16239.00
03/31/13	18017.00	18352.00
06/30/13	17525.00	17856.00
09/30/13	17554.00	17887.00
12/31/13	18034.00	18384.00
03/31/14	19841.00	20247.00
06/30/14	21369.00	21826.00
09/30/14	20508.00	20953.00
12/31/14	23190.00	23718.00
03/31/15	22001.00	22496.00

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Utilities Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2015

DESCRIPTION	DUKE ENERGY CORP.	NEXTERA ENERGY, INC.	DOMINION RESOURCES, INC.	SOUTHERN CO.	EXELON CORP.

MARKET VALUE	$589,787,873	543,121,231	490,532,020	474,222,859	340,123,352

% OF NET ASSETS	9.0	8.3	7.5	7.2	5.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTO COMPONENTS — 3.4%
BorgWarner, Inc.	1,091,167	$65,993,780
Delphi Automotive PLC	1,395,079	111,243,600
Goodyear Tire & Rubber Co.	1,295,450	35,080,786
Johnson Controls, Inc.	3,158,684	159,324,021

		371,642,187

AUTOMOBILES — 5.5%
Ford Motor Co.	19,002,395	306,698,655
General Motors Co.	6,497,163	243,643,612
Harley-Davidson, Inc.	1,016,567	61,746,280

		612,088,547

DISTRIBUTORS — 0.6%
Genuine Parts Co.	733,709	68,374,342

DIVERSIFIED CONSUMER SERVICES — 0.4%
H&R Block, Inc.	1,324,685	42,482,648

HOTELS, RESTAURANTS & LEISURE — 13.6%
Carnival Corp.	2,168,211	103,727,214
Chipotle Mexican Grill, Inc. (a)	149,171	97,041,702
Darden Restaurants, Inc.	595,218	41,272,416
Marriott International, Inc. (Class A) (b)	996,896	80,070,687
McDonald’s Corp.	4,618,698	450,045,933
Royal Caribbean Cruises, Ltd.	791,517	64,785,666
Starbucks Corp.	3,602,317	341,139,420
Starwood Hotels & Resorts Worldwide, Inc. (b)	825,311	68,913,469
Wyndham Worldwide Corp.	579,468	52,424,470
Wynn Resorts, Ltd.	389,900	49,080,612
Yum! Brands, Inc.	2,081,247	163,835,764

		1,512,337,353

HOUSEHOLD DURABLES — 3.7%
D.R. Horton, Inc.	1,597,199	45,488,228
Garmin, Ltd. (b)	578,822	27,505,621
Harman International Industries, Inc. (b)	329,879	44,081,731
Leggett & Platt, Inc. (b)	662,492	30,534,256
Lennar Corp. (Class A) (b)	859,624	44,537,119
Mohawk Industries, Inc. (a)	298,237	55,397,523
Newell Rubbermaid, Inc.	1,305,937	51,022,959
Pulte Group, Inc.	1,592,391	35,398,852
Whirlpool Corp.	374,841	75,740,372

		409,706,661

INTERNET & CATALOG RETAIL — 10.6%
Amazon.com, Inc. (a)	1,829,644	680,810,532
Expedia, Inc. (b)	473,927	44,610,749
NetFlix, Inc. (a)(b)	290,002	120,840,933
Priceline Group, Inc. (a)	249,643	290,621,899
TripAdvisor, Inc. (a)(b)	536,624	44,631,018

		1,181,515,131

LEISURE PRODUCTS — 0.7%
Hasbro, Inc. (b)	537,643	34,000,543
Mattel, Inc. (b)	1,631,084	37,270,270

		71,270,813

MEDIA — 27.9%
Cablevision Systems Corp. (Class A) (b)	1,039,679	19,026,126
CBS Corp. (Class B)	2,199,163	133,335,253
Comcast Corp. (Class A)	12,211,510	689,583,970
DIRECTV (a)	2,417,773	205,752,482
Discovery Communications, Inc. (Class A) (a)(b)	708,021	21,778,726
Discovery Communications, Inc. (Class C) (a)	1,298,756	38,280,833
Gannett Co., Inc.	1,087,219	40,314,081
Interpublic Group of Cos., Inc.	1,981,578	43,832,505
News Corp. (Class A) (a)(b)	2,401,524	38,448,399
Omnicom Group, Inc. (b)	1,185,551	92,449,267
Scripps Networks Interactive (Class A) (b)	468,324	32,108,293
Time Warner Cable, Inc.	1,350,291	202,381,615
Time Warner, Inc.	3,991,047	337,004,009
Twenty-First Century Fox, Inc. (Class A)	8,787,020	297,352,757
Viacom, Inc. (Class B)	1,754,955	119,863,426
Walt Disney Co.	7,510,210	787,745,927

		3,099,257,669

MULTILINE RETAIL — 6.4%
Dollar General Corp. (a)	1,457,941	109,899,593
Dollar Tree, Inc. (a)	990,047	80,337,364
Family Dollar Stores, Inc.	462,430	36,642,953
Kohl’s Corp. (b)	970,623	75,951,250
Macy’s, Inc. (b)	1,636,808	106,245,207
Nordstrom, Inc.	675,969	54,293,830
Target Corp.	3,060,486	251,174,086

		714,544,283

SPECIALTY RETAIL — 19.7%
AutoNation, Inc. (a)	357,966	23,027,953
AutoZone, Inc. (a)	153,221	104,521,237
Bed Bath & Beyond, Inc. (a)(b)	891,731	68,462,648
Best Buy Co., Inc.	1,401,516	52,963,290
CarMax, Inc. (a)(b)	1,009,367	69,656,417
GameStop Corp. (Class A) (b)	521,432	19,793,559
Gap, Inc. (b)	1,274,469	55,222,742
Home Depot, Inc.	6,332,104	719,390,335
L Brands, Inc.	1,181,307	111,385,437
Lowe’s Cos., Inc.	4,674,696	347,750,635
O’Reilly Automotive, Inc. (a)	488,353	105,601,453
Ross Stores, Inc.	994,639	104,795,165
Staples, Inc.	3,075,061	50,077,368
Tiffany & Co.	541,699	47,674,929
TJX Cos., Inc.	3,280,608	229,806,590
Tractor Supply Co.	656,533	55,844,697
Urban Outfitters, Inc. (a)(b)	480,755	21,946,466

		2,187,920,921

TEXTILES, APPAREL & LUXURY GOODS — 7.3%
Coach, Inc. (b)	1,326,666	54,963,772
Fossil Group, Inc. (a)(b)	213,050	17,565,973
Hanesbrands, Inc.	1,904,835	63,831,021
Michael Kors Holdings, Ltd. (a)	964,889	63,441,452
NIKE, Inc. (Class B)	3,359,373	337,045,893

See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

PVH Corp. (b)	396,665	$42,268,622
Ralph Lauren Corp.	290,125	38,151,437
Under Armour, Inc. (Class A) (a)(b)	802,423	64,795,657
V.F. Corp.	1,645,154	123,896,547

		805,960,374

TOTAL COMMON STOCKS —
(Cost $10,833,373,843)		11,077,100,929

SHORT TERM INVESTMENTS — 4.2%
MONEY MARKET FUNDS — 4.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	456,189,070	456,189,070
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	15,486,494	15,486,494

TOTAL SHORT TERM INVESTMENTS —
(Cost $471,675,564)		471,675,564

TOTAL INVESTMENTS — 104.0% (f)
(Cost $11,305,049,407)		11,548,776,493
OTHER ASSETS & LIABILITIES — (4.0)%		(446,016,141)

NET ASSETS — 100.0%		$11,102,760,352

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BEVERAGES — 19.8%
Brown-Forman Corp. (Class B)	829,286	$74,925,990
Coca-Cola Co.	17,761,550	720,230,852
Coca-Cola Enterprises, Inc.	1,185,139	52,383,144
Constellation Brands, Inc. (Class A) (a)	1,138,996	132,362,725
Dr. Pepper Snapple Group, Inc.	1,032,749	81,050,142
Molson Coors Brewing Co. (Class B)	907,460	67,560,397
Monster Beverage Corp. (a)	762,778	105,564,661
PepsiCo, Inc.	3,839,076	367,092,447

		1,601,170,358

FOOD & STAPLES RETAILING — 27.1%
Costco Wholesale Corp.	2,072,912	314,035,803
CVS Health Corp.	5,224,950	539,267,090
Kroger Co.	2,503,710	191,934,409
Sysco Corp. (b)	2,941,628	110,987,624
Wal-Mart Stores, Inc.	7,137,165	587,031,821
Walgreens Boots Alliance, Inc.	4,200,530	355,700,880
Whole Foods Market, Inc.	1,790,220	93,234,658

		2,192,192,285

FOOD PRODUCTS — 18.3%
Archer-Daniels-Midland Co.	3,116,867	147,739,496
Campbell Soup Co. (b)	1,041,011	48,459,062
ConAgra Foods, Inc.	2,211,870	80,799,611
General Mills, Inc.	2,909,786	164,693,888
Hershey Co.	770,138	77,714,625
Hormel Foods Corp.	853,262	48,507,945
J.M. Smucker Co. (b)	549,048	63,541,325
Kellogg Co.	1,304,105	86,005,725
Keurig Green Mountain, Inc. (b)	546,063	61,011,619
Kraft Foods Group, Inc.	2,655,042	231,293,984
McCormick & Co., Inc. (b)	703,434	54,241,796
Mead Johnson Nutrition Co.	997,742	100,303,003
Mondelez International, Inc. (Class A)	7,022,757	253,451,300
Tyson Foods, Inc. (Class A)	1,729,804	66,251,493

		1,484,014,872

HOUSEHOLD PRODUCTS — 19.0%
Clorox Co.	700,120	77,286,247
Colgate-Palmolive Co.	3,985,549	276,357,968
Kimberly-Clark Corp.	1,736,482	185,994,587
Procter & Gamble Co.	12,203,178	999,928,405

		1,539,567,207

PERSONAL PRODUCTS — 1.2%
Estee Lauder Cos., Inc. (Class A)	1,146,800	95,367,888

TOBACCO — 14.2%
Altria Group, Inc.	8,043,721	402,346,925
Lorillard, Inc.	1,783,997	116,584,204
Philip Morris International, Inc.	6,989,010	526,482,123
Reynolds American, Inc.	1,549,197	106,755,165

		1,152,168,417

TOTAL COMMON STOCKS —
(Cost $7,827,591,810)		8,064,481,027

SHORT TERM INVESTMENTS — 1.6%
MONEY MARKET FUNDS — 1.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	129,270,928	129,270,928
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	2,963,908	2,963,908

TOTAL SHORT TERM INVESTMENTS —
(Cost $132,234,836)		132,234,836

TOTAL INVESTMENTS — 101.2% (f)
(Cost $7,959,826,646)		8,196,715,863
OTHER ASSETS & LIABILITIES — (1.2)%		(98,453,784)

NET ASSETS — 100.0%		$8,098,262,079

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 17.7%
Baker Hughes, Inc.	4,757,118	$302,457,562
Cameron International Corp. (a)	2,567,052	115,825,386
Diamond Offshore Drilling, Inc. (b)	896,776	24,024,629
Ensco PLC (Class A) (b)	1,915,536	40,360,344
FMC Technologies, Inc. (a)	3,434,602	127,114,620
Halliburton Co.	8,405,279	368,823,643
Helmerich & Payne, Inc. (b)	885,069	60,246,647
National Oilwell Varco, Inc.	4,302,153	215,064,628
Noble Corp. (b)	2,059,582	29,410,831
Schlumberger, Ltd.	10,997,010	917,590,514
Transocean, Ltd. (b)	2,783,870	40,839,373

		2,241,758,177

OIL, GAS & CONSUMABLE FUELS — 82.1%
Anadarko Petroleum Corp.	4,873,682	403,589,606
Apache Corp.	3,589,302	216,542,590
Cabot Oil & Gas Corp.	7,402,390	218,592,577
Chesapeake Energy Corp. (b)	5,690,280	80,574,365
Chevron Corp.	15,865,968	1,665,609,321
Cimarex Energy Co.	723,573	83,276,016
ConocoPhillips	7,518,937	468,129,018
CONSOL Energy, Inc. (b)	3,045,066	84,926,891
Devon Energy Corp.	3,685,166	222,252,361
EOG Resources, Inc.	5,525,307	506,615,399
EQT Corp.	1,254,663	103,973,923
Exxon Mobil Corp.	23,390,823	1,988,219,955
Hess Corp.	2,497,382	169,497,316
Kinder Morgan, Inc.	14,075,578	592,018,811
Marathon Oil Corp.	6,547,010	170,942,431
Marathon Petroleum Corp.	2,256,815	231,075,288
Murphy Oil Corp. (b)	1,870,950	87,186,270
Newfield Exploration Co. (a)	1,327,931	46,597,099
Noble Energy, Inc.	4,352,554	212,839,891
Occidental Petroleum Corp.	5,557,457	405,694,361
ONEOK, Inc. (b)	1,721,493	83,044,822
Phillips 66	4,491,250	353,012,250
Pioneer Natural Resources Co.	2,788,865	456,007,316
QEP Resources, Inc.	1,355,564	28,263,509
Range Resources Corp. (b)	2,164,148	112,622,262
Southwestern Energy Co. (a)(b)	4,060,111	94,153,974
Spectra Energy Corp. (b)	7,441,834	269,171,136
Tesoro Corp.	3,244,207	296,163,657
Valero Energy Corp.	5,947,154	378,357,937
Williams Cos., Inc.	7,847,035	396,981,501

		10,425,931,853

TOTAL COMMON STOCKS —
(Cost $15,072,635,807)		12,667,690,030

SHORT TERM INVESTMENTS — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	393,164,540	393,164,540
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	15,938,554	15,938,554

TOTAL SHORT TERM INVESTMENTS —
(Cost $409,103,094)		409,103,094

TOTAL INVESTMENTS — 103.0% (f)
(Cost $15,481,738,901)		13,076,793,124
OTHER ASSETS & LIABILITIES — (3.0)%		(385,557,622)

NET ASSETS — 100.0%		$12,691,235,502

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BANKS — 35.5%
Bank of America Corp.	63,748,520	$981,089,723
BB&T Corp.	4,368,045	170,310,075
Citigroup, Inc.	18,385,197	947,205,350
Comerica, Inc.	1,080,747	48,774,112
Fifth Third Bancorp	4,937,231	93,066,804
Huntington Bancshares, Inc.	4,908,607	54,240,107
JPMorgan Chase & Co.	22,593,335	1,368,704,234
KeyCorp	5,182,998	73,391,252
M & T Bank Corp. (a)	805,461	102,293,547
PNC Financial Services Group, Inc.	3,155,143	294,185,533
Regions Financial Corp.	8,137,074	76,895,349
SunTrust Banks, Inc.	3,178,768	130,615,577
U.S. Bancorp	10,793,765	471,363,718
Wells Fargo & Co.	28,411,947	1,545,609,917
Zions Bancorporation	1,229,786	33,204,222

		6,390,949,520

CAPITAL MARKETS — 13.8%
Affiliated Managers Group, Inc. (b)	330,827	71,055,023
Ameriprise Financial, Inc.	1,105,992	144,707,993
Bank of New York Mellon Corp.	6,749,901	271,616,016
BlackRock, Inc.	768,792	281,254,865
Charles Schwab Corp.	6,991,589	212,823,969
E*TRADE Financial Corp. (b)	1,750,178	49,976,333
Franklin Resources, Inc.	2,373,981	121,832,705
Goldman Sachs Group, Inc.	2,454,956	461,458,080
Invesco, Ltd.	2,601,006	103,233,928
Legg Mason, Inc. (a)	600,735	33,160,572
Morgan Stanley	9,343,421	333,466,696
Northern Trust Corp.	1,330,002	92,634,639
State Street Corp. (c)	2,498,228	183,694,705
T. Rowe Price Group, Inc.	1,580,044	127,951,963

		2,488,867,487

CONSUMER FINANCE — 4.9%
American Express Co.	5,311,195	414,910,553
Capital One Financial Corp.	3,342,511	263,456,717
Discover Financial Services	2,710,130	152,715,826
Navient Corp.	2,432,611	49,454,982

		880,538,078

DIVERSIFIED FINANCIAL SERVICES — 12.8%
Berkshire Hathaway, Inc. (Class B) (b)	11,051,482	1,594,949,882
CME Group, Inc.	1,921,670	182,001,366
Intercontinental Exchange, Inc.	678,698	158,319,882
Leucadia National Corp.	1,910,760	42,590,840
McGraw Hill Financial, Inc.	1,657,494	171,384,880
Moody’s Corp.	1,077,360	111,829,968
Nasdaq OMX Group, Inc.	716,204	36,483,432

		2,297,560,250

INSURANCE — 16.5%
ACE, Ltd.	1,983,625	221,154,351
Aflac, Inc.	2,659,493	170,234,147
Allstate Corp.	2,523,513	179,598,420
American International Group, Inc.	8,316,267	455,648,269
Aon PLC	1,698,210	163,231,945
Assurant, Inc.	417,241	25,622,770
Chubb Corp.	1,398,877	141,426,465
Cincinnati Financial Corp.	895,379	47,705,793
Genworth Financial, Inc. (Class A) (b)	3,009,999	22,003,093
Hartford Financial Services Group, Inc.	2,550,732	106,671,612
Lincoln National Corp.	1,553,573	89,268,305
Loews Corp.	1,809,059	73,863,879
Marsh & McLennan Cos., Inc.	3,264,978	183,132,616
MetLife, Inc.	6,771,321	342,290,276
Principal Financial Group, Inc.	1,657,588	85,150,296
Progressive Corp.	3,247,788	88,339,834
Prudential Financial, Inc.	2,751,130	220,943,250
Torchmark Corp.	770,261	42,302,734
Travelers Cos., Inc.	1,947,211	210,551,925
Unum Group	1,523,640	51,392,377
XL Group PLC	1,546,730	56,919,664

		2,977,452,021

REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.6%
American Tower Corp.	2,560,782	241,097,625
Apartment Investment & Management Co. (Class A)	947,067	37,276,557
AvalonBay Communities, Inc.	800,259	139,445,131
Boston Properties, Inc.	928,292	130,406,460
Crown Castle International Corp.	2,023,189	166,994,020
Equity Residential	2,204,637	171,653,037
Essex Property Trust, Inc.	394,648	90,729,575
General Growth Properties, Inc.	3,807,457	112,510,354
HCP, Inc.	2,792,194	120,650,703
Health Care REIT, Inc.	2,117,823	163,834,787
Host Hotels & Resorts, Inc.	4,590,557	92,637,440
Iron Mountain, Inc. (a)	1,133,005	41,332,022
Kimco Realty Corp.	2,500,322	67,133,646
Macerich Co.	853,060	71,938,550
Plum Creek Timber Co., Inc.	1,066,899	46,356,762
ProLogis, Inc.	3,103,853	135,203,837
Public Storage, Inc.	879,655	173,415,187
Simon Property Group, Inc.	1,883,732	368,533,328
SL Green Realty Corp.	600,040	77,033,135
Ventas, Inc. (a)	2,004,932	146,400,135
Vornado Realty Trust	1,058,870	118,593,440
Weyerhaeuser Co.	3,181,451	105,465,101

		2,818,640,832

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. (b)	1,695,240	65,622,740

THRIFTS & MORTGAGE FINANCE — 0.3%
Hudson City Bancorp, Inc.	2,916,891	30,569,018
People’s United Financial, Inc. (a)	1,867,797	28,390,514

		58,959,532

TOTAL COMMON STOCKS —
(Cost $17,223,166,738)		17,978,590,460

SHORT TERM INVESTMENTS — 0.7%
MONEY MARKET FUNDS — 0.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	96,526,205	96,526,205

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	34,716,591	$34,716,591

TOTAL SHORT TERM INVESTMENTS —
(Cost $131,242,796)		131,242,796

TOTAL INVESTMENTS — 100.5% (g)
(Cost $17,354,409,534)		18,109,833,256
OTHER ASSETS & LIABILITIES — (0.5)%		(84,638,651)

NET ASSETS — 100.0%		$18,025,194,605

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (Note 3).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 20.3%
Alexion Pharmaceuticals, Inc. (a)	1,039,828	$180,202,193
Amgen, Inc.	3,905,053	624,222,722
Biogen Idec, Inc. (a)	1,234,381	521,205,034
Celgene Corp. (a)	4,119,454	474,890,657
Gilead Sciences, Inc. (a)	7,665,787	752,243,678
Regeneron Pharmaceuticals, Inc. (a)(b)	379,715	171,433,728
Vertex Pharmaceuticals, Inc. (a)	1,245,593	146,942,606

		2,871,140,618

HEALTH CARE EQUIPMENT & SUPPLIES — 14.3%
Abbott Laboratories	6,581,595	304,925,296
Baxter International, Inc.	2,833,440	194,090,640
Becton, Dickinson and Co.	1,102,862	158,359,955
Boston Scientific Corp. (a)	6,910,810	122,666,877
C.R. Bard, Inc.	405,481	67,857,245
DENTSPLY International, Inc.	721,237	36,703,751
Edwards Lifesciences Corp. (a)	554,878	79,047,920
Intuitive Surgical, Inc. (a)	188,305	95,099,674
Medtronic PLC	7,366,702	574,529,089
St. Jude Medical, Inc. (b)	1,489,864	97,437,106
Stryker Corp.	1,565,087	144,379,276
Varian Medical Systems, Inc. (a)(b)	514,908	48,447,694
Zimmer Holdings, Inc.	888,404	104,405,238

		2,027,949,761

HEALTH CARE PROVIDERS & SERVICES — 19.1%
Aetna, Inc.	1,858,867	198,025,101
AmerisourceBergen Corp. (b)	1,114,373	126,670,779
Anthem, Inc. (b)	1,408,072	217,420,397
Cardinal Health, Inc. (b)	1,715,919	154,896,008
CIGNA Corp.	1,374,941	177,972,363
DaVita, Inc. (a)	888,259	72,197,692
Express Scripts Holding Co. (a)	3,938,557	341,748,591
HCA Holdings, Inc. (a)	1,515,672	114,024,005
Henry Schein, Inc. (a)	431,340	60,223,691
Humana, Inc. (b)	827,488	147,309,414
Laboratory Corp. of America Holdings (a)	516,058	65,069,753
McKesson Corp.	1,234,103	279,154,099
Patterson Cos., Inc. (b)	439,793	21,457,500
Quest Diagnostics, Inc. (b)	770,207	59,190,408
Tenet Healthcare Corp. (a)(b)	525,841	26,034,388
UnitedHealth Group, Inc.	4,948,350	585,340,321
Universal Health Services, Inc.	468,456	55,141,956

		2,701,876,466

HEALTH CARE TECHNOLOGY — 0.8%
Cerner Corp. (a)	1,568,872	114,935,563

LIFE SCIENCES TOOLS & SERVICES — 3.0%
Agilent Technologies, Inc.	1,727,734	71,787,348
PerkinElmer, Inc. (b)	576,359	29,474,999
Thermo Fisher Scientific, Inc.	2,042,096	274,335,176
Waters Corp. (a)	427,277	53,119,077

		428,716,600

PHARMACEUTICALS — 42.3%
AbbVie, Inc.	8,201,667	480,125,586
Actavis PLC (a)	2,109,053	627,696,354
Bristol-Myers Squibb Co.	8,596,024	554,443,548
Eli Lilly & Co.	5,031,467	365,536,078
Endo International PLC (a)(b)	912,444	81,846,227
Hospira, Inc. (a)	881,893	77,465,481
Johnson & Johnson	14,309,181	1,439,503,609
Mallinckrodt PLC (a)(b)	599,340	75,906,411
Merck & Co., Inc.	14,605,687	839,534,889
Mylan NV (a)(b)	1,918,758	113,878,287
Perrigo Co. PLC (b)	724,459	119,934,187
Pfizer, Inc.	31,552,179	1,097,700,307
Zoetis, Inc.	2,576,970	119,287,941

		5,992,858,905

TOTAL COMMON STOCKS —
(Cost $12,951,149,704)		14,137,477,913

SHORT TERM INVESTMENTS — 1.6%
MONEY MARKET FUNDS — 1.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	203,846,059	203,846,059
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	18,125,371	18,125,371

TOTAL SHORT TERM INVESTMENTS —
(Cost $221,971,430)		221,971,430

TOTAL INVESTMENTS — 101.4% (f)
(Cost $13,173,121,134)		14,359,449,343
OTHER ASSETS & LIABILITIES — (1.4)%		(194,863,349)

NET ASSETS — 100.0%		$14,164,585,994

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 27.0%
Boeing Co.	2,663,813	$399,785,055
General Dynamics Corp.	1,335,287	181,238,505
Honeywell International, Inc.	3,215,233	335,380,954
L-3 Communications Holdings, Inc.	321,274	40,413,057
Lockheed Martin Corp.	1,106,543	224,583,967
Northrop Grumman Corp.	834,448	134,312,750
Precision Castparts Corp.	551,947	115,908,870
Raytheon Co.	1,309,504	143,063,312
Rockwell Collins, Inc.	669,009	64,592,819
Textron, Inc.	1,345,998	59,668,091
United Technologies Corp.	3,342,032	391,686,150

		2,090,633,530

AIR FREIGHT & LOGISTICS — 6.8%
C.H. Robinson Worldwide, Inc. (a)	569,672	41,711,384
Expeditors International of Washington, Inc.	746,625	35,972,392
FedEx Corp.	1,099,939	181,984,908
United Parcel Service, Inc. (Class B)	2,755,029	267,072,511

		526,741,195

AIRLINES — 5.4%
American Airlines Group, Inc. (a)	2,793,064	147,417,918
Delta Air Lines, Inc.	3,209,001	144,276,685
Southwest Airlines Co.	2,885,899	127,845,326

		419,539,929

BUILDING PRODUCTS — 0.8%
Allegion PLC	373,828	22,867,059
Masco Corp.	1,514,488	40,436,830

		63,303,889

COMMERCIAL SERVICES & SUPPLIES — 4.4%
ADT Corp. (a)	666,326	27,665,855
Cintas Corp.	457,556	37,350,296
Pitney Bowes, Inc.	900,083	20,989,936
Republic Services, Inc.	975,950	39,584,532
Stericycle, Inc. (b)	330,790	46,452,840
Tyco International PLC	1,635,582	70,428,161
Waste Management, Inc.	1,814,239	98,386,181

		340,857,801

CONSTRUCTION & ENGINEERING — 1.2%
Fluor Corp.	836,951	47,840,119
Jacobs Engineering Group, Inc. (b)	499,469	22,556,020
Quanta Services, Inc. (b)	823,070	23,482,187

		93,878,326

ELECTRICAL EQUIPMENT — 5.7%
AMETEK, Inc.	938,453	49,306,321
Eaton Corp. PLC	2,259,409	153,504,247
Emerson Electric Co.	2,824,787	159,939,440
Rockwell Automation, Inc.	682,631	79,178,370

		441,928,378

INDUSTRIAL CONGLOMERATES — 18.5%
3M Co.	2,534,188	418,014,311
Danaher Corp.	2,685,247	227,977,470
General Electric Co.	29,018,294	719,943,874
Roper Industries, Inc.	390,747	67,208,484

		1,433,144,139

MACHINERY — 15.7%
Caterpillar, Inc.	2,517,223	201,453,357
Cummins, Inc.	1,207,753	167,442,876
Deere & Co. (a)	1,475,148	129,355,728
Dover Corp.	768,096	53,090,796
Flowserve Corp.	524,533	29,630,869
Illinois Tool Works, Inc.	1,444,389	140,307,947
Ingersoll-Rand PLC	1,025,168	69,793,437
Joy Global, Inc. (a)	379,074	14,852,119
PACCAR, Inc.	1,605,783	101,389,139
Pall Corp.	608,384	61,075,670
Parker-Hannifin Corp. (a)	699,297	83,062,498
Pentair PLC	710,222	44,665,862
Snap-on, Inc.	226,240	33,270,854
Stanley Black & Decker, Inc.	612,900	58,446,144
Xylem, Inc.	709,869	24,859,612

		1,212,696,908

PROFESSIONAL SERVICES — 2.3%
Dun & Bradstreet Corp.	139,976	17,967,319
Equifax, Inc.	633,124	58,880,532
Nielsen NV	1,228,445	54,751,794
Robert Half International, Inc.	744,117	45,033,961

		176,633,606

ROAD & RAIL — 10.1%
CSX Corp.	4,649,235	153,982,663
Kansas City Southern	429,951	43,889,398
Norfolk Southern Corp.	1,405,116	144,614,539
Ryder System, Inc.	374,802	35,564,962
Union Pacific Corp.	3,734,508	404,484,561

		782,536,123

TRADING COMPANIES & DISTRIBUTORS — 1.9%
Fastenal Co. (a)	1,058,505	43,859,155
United Rentals, Inc. (a)(b)	375,643	34,243,616
W.W. Grainger, Inc. (a)	306,265	72,220,349

		150,323,120

TOTAL COMMON STOCKS —
(Cost $7,888,023,998)		7,732,216,944

SHORT TERM INVESTMENTS — 2.5%
MONEY MARKET FUNDS — 2.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	188,586,592	188,586,592
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	5,792,351	5,792,351

TOTAL SHORT TERM INVESTMENTS —
(Cost $194,378,943)		194,378,943

TOTAL INVESTMENTS — 102.3% (f)
(Cost $8,082,402,941)		7,926,595,887
OTHER ASSETS & LIABILITIES — (2.3)%		(179,622,233)

NET ASSETS — 100.0%		$7,746,973,654

See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CHEMICALS — 74.2%
Air Products & Chemicals, Inc. (a)	890,611	$134,731,632
Airgas, Inc.	363,571	38,578,519
CF Industries Holdings, Inc. (a)	252,070	71,507,218
Dow Chemical Co. (a)	5,594,392	268,418,928
E.I. du Pont de Nemours & Co.	4,653,787	332,606,157
Eastman Chemical Co.	788,516	54,612,618
Ecolab, Inc.	1,384,983	158,414,356
FMC Corp. (a)	714,731	40,918,350
International Flavors & Fragrances, Inc. (a)	429,345	50,405,103
LyondellBasell Industries NV (Class A)	2,035,418	178,709,700
Monsanto Co.	2,484,782	279,637,366
Mosaic Co.	1,634,829	75,300,224
PPG Industries, Inc.	609,707	137,513,317
Praxair, Inc.	1,484,745	179,268,111
Sherwin-Williams Co.	420,585	119,656,432
Sigma-Aldrich Corp.	625,993	86,543,532

		2,206,821,563

CONSTRUCTION MATERIALS — 3.5%
Martin Marietta Materials, Inc. (a)	329,637	46,083,253
Vulcan Materials Co.	698,905	58,917,691

		105,000,944

CONTAINERS & PACKAGING — 6.5%
Avery Dennison Corp. (a)	497,231	26,308,492
Ball Corp.	730,176	51,579,633
MeadWestvaco Corp.	894,582	44,612,805
Owens-Illinois, Inc. (b)	916,635	21,375,928
Sealed Air Corp.	1,117,298	50,904,097

		194,780,955

METALS & MINING — 11.5%
Alcoa, Inc.	6,414,590	82,876,503
Allegheny Technologies, Inc. (a)	614,291	18,434,873
Freeport-McMoRan, Inc. (a)	5,434,242	102,978,886
Newmont Mining Corp.	2,639,589	57,305,477
Nucor Corp. (a)	1,676,048	79,662,561

		341,258,300

PAPER & FOREST PRODUCTS — 4.1%
International Paper Co.	2,204,225	122,312,445

TOTAL COMMON STOCKS —
(Cost $3,230,660,578)		2,970,174,207

SHORT TERM INVESTMENTS — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	91,269,074	91,269,074
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	1,064,891	1,064,891

TOTAL SHORT TERM INVESTMENTS —
(Cost $92,333,965)		92,333,965

TOTAL INVESTMENTS — 102.9% (f)
(Cost $3,322,994,543)		3,062,508,172
OTHER ASSETS & LIABILITIES — (2.9)%		(86,480,119)

NET ASSETS — 100.0%		$2,976,028,053

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 7.3%
Cisco Systems, Inc.	16,252,308	$447,344,778
F5 Networks, Inc. (a)	229,711	26,402,982
Harris Corp.	362,637	28,561,290
Juniper Networks, Inc.	1,195,647	26,997,709
Motorola Solutions, Inc.	621,694	41,448,339
QUALCOMM, Inc.	5,283,937	366,388,192

		937,143,290

DIVERSIFIED TELECOMMUNICATION SERVICES — 10.4%
AT&T, Inc.	16,523,861	539,504,062
CenturyLink, Inc.	1,887,053	65,197,681
Frontier Communications Corp. (b)	3,850,944	27,149,155
Level 3 Communications, Inc. (a)	912,794	49,144,829
Verizon Communications, Inc. (b)	13,300,284	646,792,811
Windstream Holdings, Inc. (b)	2,139,000	15,828,600

		1,343,617,138

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Amphenol Corp. (Class A)	1,057,245	62,303,448
Corning, Inc.	4,127,628	93,614,603
FLIR Systems, Inc.	493,118	15,424,731
TE Connectivity, Ltd.	1,293,323	92,627,793

		263,970,575

INTERNET SOFTWARE & SERVICES — 15.5%
Akamai Technologies, Inc. (a)	642,825	45,669,502
eBay, Inc. (a)	3,567,099	205,750,270
Equinix, Inc.	177,827	41,407,017
Facebook, Inc. (Class A) (a)	6,683,083	549,449,669
Google, Inc. (Class A) (a)	909,383	504,434,750
Google, Inc. (Class C) (a)	910,994	499,224,712
VeriSign, Inc. (a)(b)	369,733	24,761,019
Yahoo!, Inc. (a)	2,833,519	125,907,417

		1,996,604,356

IT SERVICES — 15.5%
Accenture PLC (Class A)	2,001,486	187,519,223
Alliance Data Systems Corp. (a)(b)	200,023	59,256,814
Automatic Data Processing, Inc.	1,547,892	132,561,471
Cognizant Technology Solutions Corp. (Class A) (a)	2,021,097	126,096,242
Computer Sciences Corp.	475,425	31,035,744
Fidelity National Information Services, Inc.	989,174	67,323,182
Fiserv, Inc. (a)	806,572	64,041,817
International Business Machines Corp.	2,926,629	469,723,955
MasterCard, Inc. (Class A)	3,179,937	274,714,757
Paychex, Inc. (b)	1,091,790	54,169,161
Teradata Corp. (a)(b)	506,904	22,374,743
Total System Services, Inc.	599,426	22,868,102
Visa, Inc. (Class A) (b)	6,176,620	404,012,714
Western Union Co. (b)	1,715,520	35,699,971
Xerox Corp.	3,559,526	45,739,909

		1,997,137,805

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.6%
Altera Corp.	1,030,987	44,239,652
Analog Devices, Inc. (b)	1,048,096	66,030,048
Applied Materials, Inc.	4,011,819	90,506,637
Avago Technologies, Ltd.	816,818	103,719,550
Broadcom Corp. (Class A)	1,797,408	77,818,779
First Solar, Inc. (a)	240,617	14,386,490
Intel Corp.	12,860,562	402,149,774
KLA-Tencor Corp.	557,300	32,485,017
Lam Research Corp.	506,459	35,571,148
Linear Technology Corp.	820,214	38,386,015
Microchip Technology, Inc. (b)	703,957	34,423,497
Micron Technology, Inc. (a)(b)	3,644,164	98,866,169
NVIDIA Corp. (b)	1,738,516	36,378,447
Skyworks Solutions, Inc.	607,564	59,717,466
Texas Instruments, Inc.	3,385,208	193,583,120
Xilinx, Inc.	891,519	37,711,254

		1,365,973,063

SOFTWARE — 16.5%
Adobe Systems, Inc. (a)	1,551,227	114,697,724
Autodesk, Inc. (a)	782,044	45,859,060
CA, Inc.	1,067,898	34,824,154
Citrix Systems, Inc. (a)	542,138	34,626,354
Electronic Arts, Inc. (a)	1,064,450	62,605,627
Intuit, Inc.	925,935	89,778,658
Microsoft Corp.	26,119,750	1,061,898,436
Oracle Corp.	10,264,104	442,896,087
Red Hat, Inc. (a)	635,668	48,151,851
Salesforce.com, Inc. (a)	2,067,479	138,128,272
Symantec Corp.	2,249,917	52,569,311

		2,126,035,534

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 22.0%
Apple, Inc.	18,545,669	2,307,637,593
EMC Corp.	6,415,530	163,980,947
Hewlett-Packard Co.	4,804,411	149,705,447
NetApp, Inc.	1,044,304	37,031,020
SanDisk Corp. (b)	740,242	47,094,196
Seagate Technology PLC (b)	1,042,998	54,267,186
Western Digital Corp.	729,905	66,428,654

		2,826,145,043

TOTAL COMMON STOCKS —
(Cost $11,757,584,879)		12,856,626,804

SHORT TERM INVESTMENTS — 3.3%
MONEY MARKET FUNDS — 3.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	410,380,007	410,380,007

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	13,620,437	$13,620,437

TOTAL SHORT TERM INVESTMENTS —
(Cost $424,000,444)		424,000,444

TOTAL INVESTMENTS — 103.2% (f)
(Cost $12,181,585,323)		13,280,627,248
OTHER ASSETS & LIABILITIES — (3.2)%		(406,717,764)

NET ASSETS — 100.0%		$12,873,909,484

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ELECTRIC UTILITIES — 56.2%
American Electric Power Co., Inc.	5,788,945	$325,628,156
Duke Energy Corp.	7,681,530	589,787,873
Edison International	3,851,633	240,611,514
Entergy Corp.	2,124,141	164,599,686
Eversource Energy	3,728,547	188,366,194
Exelon Corp. (a)	10,119,707	340,123,352
FirstEnergy Corp.	4,957,147	173,797,574
NextEra Energy, Inc.	5,219,810	543,121,231
Pepco Holdings, Inc.	3,018,221	80,978,869
Pinnacle West Capital Corp.	1,331,708	84,896,385
PPL Corp.	7,879,631	265,228,380
Southern Co.	10,709,640	474,222,859
Xcel Energy, Inc.	6,006,655	209,091,661

		3,680,453,734

GAS UTILITIES — 1.1%
AGL Resources, Inc.	1,408,252	69,919,712

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.0%
AES Corp.	7,652,192	98,330,667
NRG Energy, Inc.	3,974,453	100,116,471

		198,447,138

MULTI-UTILITIES — 39.4%
Ameren Corp.	2,879,665	121,521,863
CenterPoint Energy, Inc.	5,130,428	104,712,036
CMS Energy Corp.	3,313,323	115,668,106
Consolidated Edison, Inc. (a)	3,471,033	211,733,013
Dominion Resources, Inc.	6,921,575	490,532,020
DTE Energy Co.	2,108,024	170,096,457
Integrys Energy Group, Inc.	953,765	68,690,155
NiSource, Inc.	3,780,125	166,930,320
PG&E Corp.	5,636,434	299,125,552
Public Service Enterprise Group, Inc.	5,957,480	249,737,562
SCANA Corp. (a)	1,682,117	92,499,614
Sempra Energy	2,739,822	298,695,394
TECO Energy, Inc. (a)	2,824,421	54,793,767
Wisconsin Energy Corp. (a)	2,654,063	131,376,119

		2,576,111,978

TOTAL COMMON STOCKS —
(Cost $7,075,297,990)		6,524,932,562

SHORT TERM INVESTMENTS — 1.3%
MONEY MARKET FUNDS — 1.3%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	78,208,123	78,208,123
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c)(d)	4,078,635	4,078,635

TOTAL SHORT TERM INVESTMENTS —
(Cost $82,286,758)		82,286,758

TOTAL INVESTMENTS — 101.0% (e)
(Cost $7,157,584,748)		6,607,219,320
OTHER ASSETS & LIABILITIES — (1.0)%		(65,410,663)

NET ASSETS — 100.0%		$6,541,808,657

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2015 (Unaudited)

	The Consumer	The Consumer
	Discretionary	Staples	The Energy	The Financial	The Health	The Industrial	The Materials	The Technology	The Utilities
	Select Sector	Select Sector	Select Sector	Select Sector	Care Select Sector	Select Sector	Select Sector	Select Sector	Select Sector
	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund

ASSETS
Investments in unaffiliated issuers, at value * (Note 2)	$11,077,100,929	$8,064,481,027	$12,667,690,030	$17,794,895,755	$14,137,477,913	$7,732,216,944	$2,970,174,207	$12,856,626,804	$6,524,932,562
Investments in affiliated issuers, at value (Note 2 and Note 3)	471,675,564	132,234,836	409,103,094	314,937,501	221,971,430	194,378,943	92,333,965	424,000,444	82,286,758

Total investments	11,548,776,493	8,196,715,863	13,076,793,124	18,109,833,256	14,359,449,343	7,926,595,887	3,062,508,172	13,280,627,248	6,607,219,320
Cash	348,323	3,090,152	859,009	1,130,589	—	125,179	—	—	1,148,585
Receivable for investments sold	—	—	—	—	—	—	27,156,744	—	—
Receivable for income related to Select Sector SPDR shares in-kind transactions	44,181	—	1,840	118,749	13,624	—	16,772	24,023	—
Dividends receivable — unaffiliated issuers (Note 2)	11,997,891	30,857,717	9,826,354	15,108,994	12,485,006	10,971,378	5,966,580	7,472,799	13,487,900
Dividends and securities lending income receivable — affiliated issuers (Note 2)	2,785	2,062	3,402	743,260	5,827	1,853	409	2,349	1,684
Prepaid expenses	9,473	9,159	14,404	25,475	13,738	13,951	7,111	20,105	8,761

TOTAL ASSETS	11,561,179,146	8,230,674,953	13,087,498,133	18,126,960,323	14,371,967,538	7,937,708,248	3,095,655,788	13,288,146,524	6,621,866,250

LIABILITIES
Payable upon return of securities loaned	456,189,070	129,270,928	393,164,540	96,526,205	203,846,059	188,586,592	91,269,074	410,380,007	78,208,123
Payable for investments purchased	—	—	—	—	—	—	27,472,966	—	—
Payable for income related to Select Sector SPDR shares in-kind transactions	—	764,018	—	—	—	9,673	—	—	83,748
Accrued distribution fees (Note 4)	317,130	411,731	863,764	1,281,616	732,149	445,750	281,731	1,226,722	354,317
Accrued advisory fees (Note 3)	324,291	285,662	372,033	555,527	409,956	242,108	90,225	392,233	200,242
Accrued license fees (Note 4)	1,077,505	1,144,030	1,199,004	2,262,443	1,662,091	940,922	345,085	1,426,650	802,816
Accrued administration, custodian and transfer agent fees (Note 3)	332,778	341,854	426,561	655,530	453,866	290,643	100,929	454,359	259,227
Accrued trustees’ fees (Note 4)	8,184	1,472	7,186	16,538	4,201	8,179	6,201	16,734	4,445
Accrued expenses and other liabilities	169,836	193,179	229,543	467,859	273,222	210,727	61,524	340,335	144,675

TOTAL LIABILITIES	458,418,794	132,412,874	396,262,631	101,765,718	207,381,544	190,734,594	119,627,735	414,237,040	80,057,593

NET ASSETS	$11,102,760,352	$8,098,262,079	$12,691,235,502	$18,025,194,605	$14,164,585,994	$7,746,973,654	$2,976,028,053	$12,873,909,484	$6,541,808,657

NET ASSETS CONSIST OF:
Paid in capital (Note 5)	$11,115,216,140	$8,010,715,632	$16,891,728,371	$18,020,547,509	$12,909,881,387	$8,207,965,630	$3,981,205,284	$12,699,909,574	$7,470,706,615
Undistributed (distributions in excess of) net investment income	(4,087,158)	2,104,588	(11,874,196)	(2,971,670)	(546,311)	(2,170,384)	5,532,310	5,397,834	15,810,070
Accumulated net realized gain (loss) on investments	(252,095,716)	(151,447,358)	(1,783,672,896)	(747,804,956)	68,922,709	(303,014,538)	(750,223,170)	(930,439,849)	(394,342,600)
Net unrealized appreciation (depreciation) on investments	243,727,086	236,889,217	(2,404,945,777)	755,423,722	1,186,328,209	(155,807,054)	(260,486,371)	1,099,041,925	(550,365,428)

NET ASSETS	$11,102,760,352	$8,098,262,079	$12,691,235,502	$18,025,194,605	$14,164,585,994	$7,746,973,654	$2,976,028,053	$12,873,909,484	$6,541,808,657

NET ASSET VALUE:
Net asset value per Select Sector SPDR share	$75.35	$48.78	$77.35	$24.10	$72.71	$55.82	$48.85	$41.49	$44.42

Shares outstanding (unlimited amount authorized, $0.01 par value)	147,353,252	166,021,809	164,074,200	747,795,427	194,815,324	138,776,000	60,923,725	310,305,897	147,274,160

COST OF INVESTMENTS:
Unaffiliated issuers	$10,833,373,843	$7,827,591,810	$15,072,635,807	$17,044,175,429	$12,951,149,704	$7,888,023,998	$3,230,660,578	$11,757,584,879	$7,075,297,990
Affiliated issuers (Note 3)	471,675,564	132,234,836	409,103,094	310,234,105	221,971,430	194,378,943	92,333,965	424,000,444	82,286,758

Total cost of investments	$11,305,049,407	$7,959,826,646	$15,481,738,901	$17,354,409,534	$13,173,121,134	$8,082,402,941	$3,322,994,543	$12,181,585,323	$7,157,584,748

* Includes investments of securities on loan, at value	$581,006,893	$182,486,997	$486,907,146	$141,646,604	$217,010,836	$339,121,049	$151,808,293	$533,433,689	$290,064,283

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2015 (Unaudited)

	The Consumer	The Consumer
	Discretionary	Staples	The Energy	The Financial	The Health	The Industrial	The Materials	The Technology	The Utilities
	Select Sector	Select Sector	Select Sector	Select Sector	Care Select Sector	Select Sector	Select Sector	Select Sector	Select Sector
	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund

INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$69,922,573	$136,288,584	$146,551,900	$184,343,024	$95,472,628	$94,148,567	$35,179,925	$134,037,646	$124,539,339
Dividend income — affiliated issuers (Notes 2 and 3)	8,503	10,607	10,760	1,628,629	11,124	7,950	2,038	11,929	8,037
Affiliated securities lending income — net (Note 3 and Note 8)	450,559	77,952	2,608,669	86,706	145,140	156,742	14,384	217,125	187,021
Less: Foreign taxes withheld	—	—	—	—	—	(103,304)	—	—	—

TOTAL INVESTMENT INCOME	70,381,635	136,377,143	149,171,329	186,058,359	95,628,892	94,209,955	35,196,347	134,266,700	124,734,397

EXPENSES
License fees (Note 4)	1,822,922	2,119,084	2,523,942	4,209,948	2,775,966	1,955,954	738,379	2,906,306	1,549,523
Distribution fees (Note 4)	1,802,127	2,091,698	2,491,970	4,155,403	2,739,836	1,928,583	726,126	2,866,700	1,529,836
Advisory fees (Note 3)	1,459,548	1,695,220	2,019,388	3,368,626	2,220,657	1,563,830	589,556	2,324,177	1,239,729
Unitary fees (Administrator, custodian and transfer agent fees) (Note 3)	582,823	677,979	807,415	1,346,952	888,181	626,095	236,633	930,144	495,705
Printing and postage expenses	210,179	244,917	288,919	481,494	316,464	223,281	86,856	329,292	179,596
Professional fees	23,665	23,679	33,611	58,273	31,466	28,140	14,844	44,521	21,004
Trustees’ fees (Note 4)	30,910	29,994	42,485	79,294	42,470	42,287	21,481	60,951	25,858
SEC registration expenses	26,626	27,791	44,131	76,213	41,608	39,736	21,372	56,403	24,598
Insurance expense	12,345	12,014	18,072	33,016	17,298	17,039	8,707	25,034	10,980
Miscellaneous expenses	15,450	20,869	19,354	40,443	24,590	23,546	13,187	33,895	24,591

TOTAL EXPENSES	5,986,595	6,943,245	8,289,287	13,849,662	9,098,536	6,448,491	2,457,141	9,577,423	5,101,420

NET INVESTMENT INCOME	64,395,040	129,433,898	140,882,042	172,208,697	86,530,356	87,761,464	32,739,206	124,689,277	119,632,977

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	450,311,322	450,709,199	62,307,736	1,015,375,527	1,258,893,494	513,388,121	234,253,191	951,454,653	343,728,163
Investment transactions — affiliated issuers (Note 3)	—	—	—	7,580,224	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	366,406,312	277,348,591	(1,617,993,956)	(385,795,945)	209,945,850	(75,396,391)	(371,800,325)	(572,289,532)	(129,174,195)
Investment transactions — affiliated issuers (Note 3)	—	—	—	(9,161,953)	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	816,717,634	728,057,790	(1,555,686,220)	627,997,853	1,468,839,344	437,991,730	(137,547,134)	379,165,121	214,553,968

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$881,112,674	$857,491,688	$(1,414,804,178)	$800,206,550	$1,555,369,700	$525,753,194	$(104,807,928)	$503,854,398	$334,186,945

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Consumer Discretionary		The Consumer Staples		The Energy		The Financial		The Health Care
	Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund
	For the Six		For the Six		For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended		Months Ended		Months Ended
	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended
	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$64,395,040	$84,260,350	$129,433,898	$165,017,955	$140,882,042	$189,482,625	$172,208,697	$267,383,329	$86,530,356	$143,050,610
Net realized gain (loss) on investment transactions	450,311,322	1,080,046,890	450,709,199	471,927,410	62,307,736	892,606,308	1,022,955,751	1,713,071,228	1,258,893,494	1,594,594,175
Net change in unrealized appreciation (depreciation) on investments	366,406,312	(560,627,731)	277,348,591	137,011,255	(1,617,993,956)	(193,034,746)	(394,957,898)	688,776,765	209,945,850	485,500,497

Net increase (decrease) in net assets resulting from operations	881,112,674	603,679,509	857,491,688	773,956,620	(1,414,804,178)	889,054,187	800,206,550	2,669,231,322	1,555,369,700	2,223,145,282

Net equalization credits and charges	6,763,197	675,003	(1,566,640)	15,007,751	11,763,260	6,954,845	3,086,326	11,363,628	2,503,540	2,469,490

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(68,482,198)	(86,551,171)	(127,329,310)	(178,039,665)	(152,756,238)	(197,189,804)	(175,180,367)	(302,622,182)	(87,076,667)	(145,423,087)

FROM SELECT SECTOR SPDR SHARE TRANSACTIONS:
Proceeds from sales of shares	11,204,526,242	9,751,751,920	6,622,892,260	15,173,165,574	21,178,690,981	24,615,662,145	10,952,780,075	19,453,109,270	10,725,440,544	12,619,124,417
Cost of shares redeemed	(7,627,174,037)	(10,291,030,934)	(6,877,992,405)	(13,387,212,488)	(16,758,880,237)	(23,436,123,285)	(12,157,629,423)	(17,809,235,152)	(9,191,049,571)	(11,014,754,397)
Net income equalization (Note 2)	(6,763,197)	(675,003)	1,566,640	(15,007,751)	(11,763,260)	(6,954,845)	(3,086,326)	(11,363,628)	(2,503,540)	(2,469,490)

Net increase (decrease) in net assets from SPDR share transactions (Note 5)	3,570,589,008	(539,954,017)	(253,533,505)	1,770,945,335	4,408,047,484	1,172,584,015	(1,207,935,674)	1,632,510,490	1,531,887,433	1,601,900,530

Net increase (decrease) in net assets during period	4,389,982,681	(22,150,676)	475,062,233	2,381,870,041	2,852,250,328	1,871,403,243	(579,823,165)	4,010,483,258	3,002,684,006	3,682,092,215
Net assets at beginning of period	6,712,777,671	6,734,928,347	7,623,199,846	5,241,329,805	9,838,985,174	7,967,581,931	18,605,017,770	14,594,534,512	11,161,901,988	7,479,809,773

NET ASSETS END OF PERIOD (1)	$11,102,760,352	$6,712,777,671	$8,098,262,079	$7,623,199,846	$12,691,235,502	$9,838,985,174	$18,025,194,605	$18,605,017,770	$14,164,585,994	$11,161,901,988

SELECT SECTOR SPDR SHARES:
Shares sold	155,600,000	148,100,000	139,200,000	349,000,000	265,000,000	272,500,000	456,900,000	887,950,000	154,250,000	215,900,000
Shares redeemed	(108,900,000)	(158,600,000)	(142,200,000)	(311,650,000)	(209,550,000)	(260,000,000)	(512,200,000)	(818,050,000)	(134,100,000)	(189,100,000)

Net increase (decrease)	46,700,000	(10,500,000)	(3,000,000)	37,350,000	55,450,000	12,500,000	(55,300,000)	69,900,000	20,150,000	26,800,000

(1) Including undistributed (distribution in excess of) net investment income	$(4,087,158)	$—	$2,104,588	$—	$(11,874,196)	$—	$(2,971,670)	$—	$(546,311)	$—

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	The Industrial		The Materials		The Technology		The Utilities
	Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund
	For the Six		For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended		Months Ended
	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended	3/31/15	Year Ended
	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14	(Unaudited)	9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$87,761,464	$174,834,958	$32,739,206	$97,044,104	$124,689,277	$238,333,295	$119,632,977	$203,318,579
Net realized gain (loss) on investment transactions	513,388,121	1,319,554,204	234,253,191	516,097,288	951,454,653	1,482,027,442	343,728,163	465,241,211
Net change in unrealized appreciation (depreciation) on investments	(75,396,391)	(259,651,784)	(371,800,325)	260,758,150	(572,289,532)	1,278,835,156	(129,174,195)	86,241,084

Net increase (decrease) in net assets resulting from operations	525,753,194	1,234,737,378	(104,807,928)	873,899,542	503,854,398	2,999,195,893	334,186,945	754,800,874

Net equalization credits and charges	(1,539,547)	5,483,635	(4,821,025)	506,308	(691,644)	(3,217,526)	(4,687,044)	(4,369,589)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(89,931,848)	(178,042,269)	(28,962,435)	(96,023,771)	(123,892,753)	(236,118,035)	(114,069,107)	(198,977,276)

FROM SELECT SECTOR SPDR SHARE TRANSACTIONS:
Proceeds from sales of shares	8,102,753,988	15,526,270,343	3,518,942,321	6,708,608,979	4,323,085,703	7,853,062,754	10,458,204,246	17,465,851,111
Cost of shares redeemed	(9,367,218,298)	(14,867,458,274)	(5,591,378,889)	(5,889,951,266)	(5,683,478,442)	(8,476,108,670)	(9,604,786,320)	(17,728,547,091)
Net income equalization (Note 2)	1,539,547	(5,483,635)	4,821,025	(506,308)	691,644	3,217,526	4,687,044	4,369,589

Net increase (decrease) in net assets from SPDR share transactions (Note 5)	(1,262,924,763)	653,328,434	(2,067,615,543)	818,151,405	(1,359,701,095)	(619,828,390)	858,104,970	(258,326,391)

Net increase (decrease) in net assets during period	(828,642,964)	1,715,507,178	(2,206,206,931)	1,596,533,484	(980,431,094)	2,140,031,942	1,073,535,764	293,127,618
Net assets at beginning of period	8,575,616,618	6,860,109,440	5,182,234,984	3,585,701,500	13,854,340,578	11,714,308,636	5,468,272,893	5,175,145,275

NET ASSETS END OF PERIOD (1)	$7,746,973,654	$8,575,616,618	$2,976,028,053	$5,182,234,984	$12,873,909,484	$13,854,340,578	$6,541,808,657	$5,468,272,893

SELECT SECTOR SPDR SHARES:
Shares sold	147,450,000	300,050,000	72,750,000	143,550,000	104,700,000	214,700,000	227,700,000	429,200,000
Shares redeemed	(170,050,000)	(286,550,000)	(116,350,000)	(124,400,000)	(141,750,000)	(232,950,000)	(210,300,000)	(437,850,000)

Net increase (decrease)	(22,600,000)	13,500,000	(43,600,000)	19,150,000	(37,050,000)	(18,250,000)	17,400,000	(8,650,000)

(1) Including undistributed (distribution in excess of) net investment income	$(2,170,384)	$—	$5,532,310	$1,755,539	$5,397,834	$4,601,310	$15,810,070	$10,246,200

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year		Year
	3/31/15		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11		9/30/10

Net asset value, beginning of year	$66.69		$60.59	$46.79	$34.88	$33.44		$27.48

Income (loss) from investment operations:
Net investment income (1)	0.56		0.90	0.83	0.66	0.58	(2)	0.44
Net realized and unrealized gain (loss) (3)	8.59		6.10	13.73	11.88	1.49		6.05

Total from investment operations	9.15		7.00	14.56	12.54	2.07		6.49

Net equalization credits and charges (1)	0.06		0.01	0.06	0.04	(0.02)		(0.10)

Distributions to shareholders from:
Net investment income	(0.55)		(0.91)	(0.82)	(0.67)	(0.61)		(0.43)

Net asset value, end of year	$75.35		$66.69	$60.59	$46.79	$34.88		$33.44

Total return (4)	13.82%		11.59%	31.50%	36.25%	6.00%		23.39%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$11,102,760		$6,712,778	$6,734,928	$3,343,159	$1,779,239		$1,720,447
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.17%	0.18%	0.19%		0.20%
Ratio of expenses to average net assets before waivers	0.15	%(5)	0.15%	0.17%	0.18%	0.19%		0.20%
Ratio of net investment income (loss) to average net assets	1.57	%(5)	1.37%	1.55%	1.55%	1.52	%(2)	1.42%
Portfolio turnover rate (6)	1.97%		5.07%	7.91%	4.80%	6.76%		8.29%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average assets reflects receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.05 per share and 0.14% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been 5.81%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/15		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of year	$45.10		$39.81	$35.83	$29.64	$27.88	$25.49

Income (loss) from investment operations:
Net investment income (1)	0.66		1.14	1.12	0.94	0.88	0.80
Net realized and unrealized gain (loss) (2)	3.68		5.19	4.00	6.17	1.69	2.39

Total from investment operations	4.34		6.33	5.12	7.11	2.57	3.19

Net equalization credits and charges (1)	(0.01)		0.10	(0.04)	0.03	0.05	(0.04)

Distributions to shareholders from:
Net investment income	(0.65)		(1.14)	(1.10)	(0.95)	(0.86)	(0.76)

Net asset value, end of year	$48.78		$45.10	$39.81	$35.83	$29.64	$27.88

Total return (3)	9.58%		16.26%	14.35%	24.28%	9.38%	12.50%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$8,098,262		$7,623,200	$5,241,330	$6,031,956	$5,131,609	$3,254,544
Ratio of expenses to average net assets	0.15	%(4)	0.15%	0.17%	0.18%	0.19%	0.20%
Ratio of expenses to average net assets before waivers	0.15	%(4)	0.15%	0.17%	0.18%	0.19%	0.20%
Ratio of net investment income (loss) to average net assets	2.72	%(4)	2.62%	2.91%	2.82%	2.91%	2.95%
Portfolio turnover rate (5)	1.56%		3.94%	4.70%	12.41%	3.64%	5.07%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/15		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of year	$90.58		$82.89	$73.45	$58.54	$56.05	$53.96

Income (loss) from investment operations:
Net investment income (1)	0.99		1.77	1.49	1.19	1.01	1.01
Net realized and unrealized gain (loss) (2)	(13.30)		7.63	9.43	14.91	2.55	2.15

Total from investment operations	(12.31)		9.40	10.92	16.10	3.56	3.16

Net equalization credits and charges (1)	0.08		0.07	0.02	0.02	0.01	(0.06)

Distributions to shareholders from:
Net investment income	(1.00)		(1.78)	(1.50)	(1.21)	(1.08)	(1.01)

Net asset value, end of year	$77.35		$90.58	$82.89	$73.45	$58.54	$56.05

Total return (3)	(13.52)%		11.40%	15.02%	27.68%	6.07%	5.80%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$12,691,236		$9,838,985	$7,967,582	$7,582,067	$6,276,840	$6,677,088
Ratio of expenses to average net assets	0.15	%(4)	0.15%	0.17%	0.18%	0.19%	0.20%
Ratio of expenses to average net assets before waivers	0.15	%(4)	0.15%	0.17%	0.18%	0.19%	0.20%
Ratio of net investment income (loss) to average net assets	2.49	%(4)	1.94%	1.92%	1.71%	1.43%	1.80%
Portfolio turnover rate (5)	3.67%		5.25%	2.68%	5.47%	3.48%	7.68%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/15		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of year	$23.17		$19.91	$15.59	$11.81	$14.35	$14.94

Income (loss) from investment operations:
Net investment income (1)	0.22		0.34	0.30	0.24	0.19	0.15
Net realized and unrealized gain (loss) (2)	0.93		3.28	4.33	3.79	(2.52)	(0.58)

Total from investment operations	1.15		3.62	4.63	4.03	(2.33)	(0.43)

Net equalization credits and charges (1)	0.00	(3)	0.01	0.01	0.01	(0.01)	(0.01)

Distributions to shareholders from:
Net investment income	(0.22)		(0.37)	(0.32)	(0.26)	(0.20)	(0.15)

Net asset value, end of year	$24.10		$23.17	$19.91	$15.59	$11.81	$14.35

Total return (4)	4.96%		18.32%	29.94%	34.44%	(16.57)%	(2.95)%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$18,025,195		$18,605,018	$14,594,535	$7,921,429	$4,304,246	$5,378,774
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.17%	0.18%	0.19%	0.20%
Ratio of expenses to average net assets before waivers	0.15	%(5)	0.15%	0.17%	0.18%	0.19%	0.20%
Ratio of net investment income (loss) to average net assets	1.82	%(5)	1.54%	1.64%	1.65%	1.25%	1.01%
Portfolio turnover rate (6)	1.35%		4.59%	3.77%	7.69%	7.07%	15.57%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/15		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of year	$63.90		$50.59	$40.13	$31.74	$30.49	$28.72

Income (loss) from investment operations:
Net investment income (1)	0.48		0.89	0.84	0.78	0.66	0.59
Net realized and unrealized gain (loss) (2)	8.79		13.29	10.45	8.40	1.28	1.78

Total from investment operations	9.27		14.18	11.29	9.18	1.94	2.37

Net equalization credits and charges (1)	0.01		0.02	0.01	(0.02)	(0.03)	(0.02)

Distributions to shareholders from:
Net investment income	(0.47)		(0.89)	(0.84)	(0.77)	(0.66)	(0.58)

Net asset value, end of year	$72.71		$63.90	$50.59	$40.13	$31.74	$30.49

Total return (3)	14.53%		28.22%	28.39%	29.04%	6.19%	8.21%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$14,164,586		$11,161,902	$7,479,810	$5,060,628	$4,109,777	$2,697,670
Ratio of expenses to average net assets	0.15	%(4)	0.15%	0.17%	0.18%	0.19%	0.20%
Ratio of expenses to average net assets before waivers	0.15	%(4)	0.15%	0.17%	0.18%	0.19%	0.20%
Ratio of net investment income (loss) to average net assets	1.39	%(4)	1.53%	1.84%	2.15%	1.98%	1.96%
Portfolio turnover rate (5)	1.32%		2.99%	5.43%	4.70%	6.99%	4.38%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year		Year
	3/31/15		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11		9/30/10

Net asset value, beginning of year	$53.14		$46.39	$36.54	$29.23	$31.28		$26.39

Income (loss) from investment operations:
Net investment income (1)	0.56		1.00	0.91	0.80	0.69		0.60
Net realized and unrealized gain (loss) (2)	2.71		6.71	9.79	7.32	(2.05)		4.93

Total from investment operations	3.27		7.71	10.70	8.12	(1.36)		5.53

Net equalization credits and charges (1)	(0.01)		0.03	0.05	(0.01)	(0.00	)(3)	(0.05)

Distributions to shareholders from:
Net investment income	(0.58)		(0.99)	(0.90)	(0.80)	(0.69)		(0.59)

Net asset value, end of year	$55.82		$53.14	$46.39	$36.54	$29.23		$31.28

Total return (4)	6.12%		16.71%	29.70%	27.84%	(4.67)%		20.94%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$7,746,974		$8,575,617	$6,860,109	$3,196,212	$2,361,086		$2,919,438
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.17%	0.18%	0.19%		0.20%
Ratio of expenses to average net assets before waivers	0.15	%(5)	0.15%	0.17%	0.18%	0.19%		0.20%
Ratio of net investment income (loss) to average net assets	2.00	%(5)	1.93%	2.19%	2.26%	1.96%		2.04%
Portfolio turnover rate (6)	2.58%		2.80%	6.23%	7.63%	4.01%		8.82%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year		Year
	3/31/15		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11		9/30/10

Net asset value, beginning of year	$49.58		$42.00	$36.80	$29.36	$32.79		$30.96

Income (loss) from investment operations:
Net investment income (1)	0.48		0.95	0.98	0.75	0.76	(2)	1.08	(3)
Net realized and unrealized gain (loss) (4)	(0.65)		7.57	5.21	7.41	(3.30)		1.93

Total from investment operations	(0.17)		8.52	6.19	8.16	(2.54)		3.01

Net equalization credits and charges (1)	(0.07)		0.00 (5)	0.02	0.03	(0.07)		(0.13)

Distributions to shareholders from:
Net investment income	(0.49)		(0.94)	(1.01)	(0.75)	(0.82)		(1.05)

Net asset value, end of year	$48.85		$49.58	$42.00	$36.80	$29.36		$32.79

Total return (6)	(0.49)%		20.36%	17.09%	28.06%	(8.45)%		9.39%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$2,976,028		$5,182,235	$3,585,702	$2,359,724	$1,643,186		$2,095,986
Ratio of expenses to average net assets	0.15	%(7)	0.15%	0.17%	0.18%	0.19%		0.20%
Ratio of expenses to average net assets before waivers	0.15	%(7)	0.15%	0.17%	0.18%	0.19%		0.21%
Ratio of net investment income (loss) to average net assets	1.98	%(7)	2.02%	2.50%	2.11%	2.02	%(2)	3.35	%(3)
Portfolio turnover rate (8)	4.03%		6.72%	6.07%	11.58%	13.86%		13.98%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average assets reflects receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.09 per share and 0.23% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (8.77)%.
(3)	Net investment income per share and the ratio of net investment income to average net assets reflect a special one time dividend from a portfolio holding (Weyerhauser Co.). The resulting increase to net investment income amounted to $0.52 per share and 1.61% of average net assets. If the special dividend was not received during the year ended September 30, 2010, the total return would have been 7.87%.
(4)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(5)	Amount is less than $0.005 per share.
(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(7)	Annualized
(8)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year		Year	Year	Year
	3/31/15		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		9/30/14	9/30/13		9/30/12	9/30/11	9/30/10

Net asset value, beginning of year	$39.89		$32.04	$30.83		$23.59	$23.02	$20.84

Income (loss) from investment operations:
Net investment income (1)	0.39		0.68	0.61		0.43	0.36	0.32
Net realized and unrealized gain (loss) (2)	1.60		7.86	1.20		7.23	0.57	2.18

Total from investment operations	1.99		8.54	1.81		7.66	0.93	2.50

Net equalization credits and charges (1)	(0.00	)(3)	(0.01)	(0.00	)(3)	0.02	0.01	(0.01)

Distributions to shareholders from:
Net investment income	(0.39)		(0.68)	(0.60)		(0.44)	(0.37)	(0.31)

Net asset value, end of year	$41.49		$39.89	$32.04		$30.83	$23.59	$23.02

Total return (4)	4.99%		26.75%	5.99%		32.76%	3.97%	11.97%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$12,873,909		$13,854,341	$11,714,309		$10,679,945	$6,563,923	$4,362,802
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.17%		0.18%	0.19%	0.20%
Ratio of expenses to average net assets before waivers	0.15	%(5)	0.15%	0.17%		0.18%	0.19%	0.20%
Ratio of net investment income (loss) to average net assets	1.91	%(5)	1.85%	1.99%		1.53%	1.41%	1.43%
Portfolio turnover rate (6)	2.16%		10.16%	3.93%		5.28%	4.95%	4.77%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5)	Annualized
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	For the Six
	Months Ended		Year	Year	Year	Year	Year
	3/31/15		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

Net asset value, beginning of year	$42.10		$37.36	$36.39	$33.62	$31.38	$29.31

Income (loss) from investment operations:
Net investment income (1)	0.79		1.49	1.47	1.42	1.35	1.28
Net realized and unrealized gain (loss) (2)	2.33		4.77	1.01	2.80	2.15	2.05

Total from investment operations	3.12		6.26	2.48	4.22	3.50	3.33

Net equalization credits and charges (1)	(0.03)		(0.03)	(0.04)	(0.02)	0.09	0.01

Distributions to shareholders from:
Net investment income	(0.77)		(1.49)	(1.47)	(1.43)	(1.35)	(1.27)

Net asset value, end of year	$44.42		$42.10	$37.36	$36.39	$33.62	$31.38

Total return (3)	7.25%		16.83%	6.78%	12.64%	11.63%	11.64%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$6,541,809		$5,468,273	$5,175,145	$6,058,825	$6,641,623	$4,116,774
Ratio of expenses to average net assets	0.15	%(4)	0.15%	0.17%	0.18%	0.19%	0.20%
Ratio of expenses to average net assets before waivers	0.15	%(4)	0.15%	0.17%	0.18%	0.19%	0.20%
Ratio of net investment income (loss) to average net assets	3.44	%(4)	3.67%	3.93%	3.99%	4.17%	4.25%
Portfolio turnover rate (5)	0.97%		4.96%	3.53%	4.23%	3.20%	10.84%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(4)	Annualized
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2015 (Unaudited)

1.	Organization

The Select Sector SPDR Trust (the “Trust”) was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries that are represented by a specified market sector index (each, a “Select Sector Index”). Each of the nine (9) Select Sector Indices represents a basket of equity securities of public companies that are components of the S&P 500. The Trust is comprised of the following series: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund and The Utilities Select Sector SPDR Fund (each, a “Fund” or “Select Sector SPDR Fund” and collectively, the “Funds” or “Select Sector SPDR Funds”). Each Fund operates as a non-diversified fund. The investment objective of each Fund is to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of a specific Select Sector Index.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Each Fund’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the relevant Select Sector Index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the relevant Select Sector Index. Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States Dollars.

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee of the Adviser (as defined in Note 3) makes determinations

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security may be materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — unadjusted quoted market prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets value is computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry. The Funds did not hold any investments valued using Level 2 or Level 3 inputs as of March 31, 2015 and did not have any transfers between levels for the six months ended March 31, 2015.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as dividend income and as an increase to the cost basis of such securities.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Distributions

Each Fund declares and distributes dividends from net investment income to its shareholders quarterly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Investment Transactions

Investment transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Federal Income Tax

Each Fund has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for in-kind transactions, Real Estate Investment Trusts (“REITs”) and losses deferred due to wash sales. Net investment income per share calculations in the Financial Highlights for all years presented exclude these differences.

Accounting Standards Codification 740, Income Taxes (“ASC 740”) established financial accounting and disclosure requirements for recognition and measurement of tax positions taken, and whether those tax positions are more likely than not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. For the open tax years as of September 30, 2014, each Fund has determined that no provision for income tax is required in their financial statements. In addition, no Fund has recognized any liabilities relating to tax positions considered to be uncertain tax positions for the current year or prior years. The Funds may be subject to potential examinations by certain taxing authorities, including the United States of America and the State of New York, for all open tax years (the current and prior three tax years). A Fund would recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2014. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of each Fund’s investments may change over time based on factors including, but not limited to new tax laws, regulations, and interpretations thereof.

For the six months ended March 31, 2015, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (See Note 5) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

The Consumer Discretionary Select Sector SPDR Fund	$456,119,359
The Consumer Staples Select Sector SPDR Fund	505,471,056
The Energy Select Sector SPDR Fund	260,955,397
The Financial Select Sector SPDR Fund	1,026,382,988
The Health Care Select Sector SPDR Fund	1,050,800,867
The Industrial Select Sector SPDR Fund	536,656,508
The Materials Select Sector SPDR Fund	246,180,131

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

Net Gain (Loss)
Reclassified to
Paid in Capital

The Technology Select Sector SPDR Fund	$974,191,051
The Utilities Select Sector SPDR Fund	360,240,503

At September 30, 2014, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

						Non-Expiring —	Non-Expiring —
	2015	2016	2017	2018	2019	Short Term	Long Term

The Consumer Discretionary Select Sector SPDR Fund	$7,544,551	$4,343,910	$17,652,701	$44,152,294	$41,068,081	$41,750,070	$89,651,221
The Consumer Staples Select Sector SPDR Fund	175,734	2,872,408	—	3,835,906	7,952,209	6,328,557	75,037,824
The Energy Select Sector SPDR Fund	94,186,580	16,887,031	46,397,013	932,038,288	120,300,080	22,747,516	350,439,215
The Financial Select Sector SPDR Fund	10,349,660	41,633,377	423,127,850	90,041,088	5,257,095	78,616,661	91,519,217
The Health Care Select Sector SPDR Fund	3,362,549	1,330,406	21,726,896	29,635,140	22,933,364	—	59,683,235
The Industrial Select Sector SPDR Fund	7,287,655	5,756,566	15,013,076	80,582,108	27,687,839	23,043,336	118,079,877
The Materials Select Sector SPDR Fund	400,900	2,396,678	34,304,196	254,329,658	159,773,879	91,572,838	192,602,014
The Technology Select Sector SPDR Fund	149,073,403	64,942,837	121,713,434	135,090,209	61,133,352	13,757,954	355,642,266
The Utilities Select Sector SPDR Fund	4,942,581	—	23,780,627	83,031,840	104,752,494	—	159,083,891

During the tax year ended September 30, 2014, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

The Consumer Discretionary Select Sector SPDR Fund	$—	$9,450,752
The Consumer Staples Select Sector SPDR Fund	—	23,679,427
The Energy Select Sector SPDR Fund	—	50,406
The Financial Select Sector SPDR Fund	16,252,122	9,961,554
The Health Care Select Sector SPDR Fund	45,374,684	7,166,786
The Industrial Select Sector SPDR Fund	—	4,968,985
The Materials Select Sector SPDR Fund	—	3,631,452
The Technology Select Sector SPDR Fund	—	52,407,581
The Utilities Select Sector SPDR Fund	—	2,962,529

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2014, the Funds did not defer any post October losses.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

3.	Related Party Fees and Transactions

Adviser Fees

The Trust, on behalf of each Fund, has entered into an investment advisory agreement (“Investment Advisory Agreement” or “Agreement”) with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). As compensation for the services provided to each Fund under the Investment Advisory Agreement, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets on the remainder of net assets of the Trust. From time to time, the Adviser may waive all or a portion of its fees. The Adviser did not waive any of its fees in the current period.

Unitary Fee

A “unitary” fee is paid by each Fund to State Street Bank and Trust Company (“State Street”) for the administration, custody and transfer agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets up to the first $4.5 billion of net assets of the Trust; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets up to the next $3.5 billion of net assets of the Trust; (iv) 0.015% of average daily net assets up to the next $10.0 billion of net assets of the Trust; and (v) 0.0075% of average daily net assets on the remainder of net assets of the Trust.

Securities Lending Agent Fees

State Street also acts as the Securities Lending Agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSGA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the six months ended March 31, 2015, State Street earned securities lending agent fees as follows:

Securities Lending
Agent Fees

The Consumer Discretionary Select Sector SPDR Fund	$79,516
The Consumer Staples Select Sector SPDR Fund	13,758
The Energy Select Sector SPDR Fund	460,357
The Financial Select Sector SPDR Fund	15,304
The Health Care Select Sector SPDR Fund	25,615
The Industrial Select Sector SPDR Fund	27,662
The Materials Select Sector SPDR Fund	2,539
The Technology Select Sector SPDR Fund	38,321
The Utilities Select Sector SPDR Fund	33,007

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at March 31, 2015, and for the period then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/14	9/30/14	9/30/14	Cost	Shares	Proceeds	Shares	at 3/31/15	3/31/15	Income	Gain/(Loss)

2,748,970	$188,486,333	$202,351,682	$70,785,188	943,473	$87,860,437	1,194,215	2,498,228	$183,694,705	$1,611,821	$7,580,224

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Premier Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSGA FM serves as the investment adviser.

Amounts related to investments in Prime Portfolio and/or Liquid Reserves Fund at March 31, 2015 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/14	Cost	Shares	Proceeds	Shares	3/31/15	Income

The Consumer Discretionary Select Sector SPDR Fund	$253,740,675	$1,397,379,790	1,397,379,790	$1,194,931,395	1,194,931,395	$456,189,070	$400,548
The Consumer Staples Select Sector SPDR Fund	111,397,278	470,039,713	470,039,713	452,166,063	452,166,063	129,270,928	62,802
The Energy Select Sector SPDR Fund	222,963,581	1,956,903,483	1,956,903,483	1,786,702,524	1,786,702,524	393,164,540	2,571,287
The Financial Select Sector SPDR Fund	101,674,092	227,116,399	227,116,399	232,264,286	232,264,286	96,526,205	65,162
The Health Care Select Sector SPDR Fund	279,462,473	2,298,012,805	2,298,012,805	2,373,629,219	2,373,629,219	203,846,059	116,956
The Industrial Select Sector SPDR Fund	231,353,393	643,158,561	643,158,561	685,925,362	685,925,362	188,586,592	137,030
The Materials Select Sector SPDR Fund	3,878,146	393,423,468	393,423,468	306,032,540	306,032,540	91,269,074	13,629
The Technology Select Sector SPDR Fund	258,010,951	2,375,402,317	2,375,402,317	2,223,033,261	2,223,033,261	410,380,007	194,206
The Utilities Select Sector SPDR Fund	306,777,957	1,299,665,652	1,299,665,652	1,528,235,486	1,528,235,486	78,208,123	155,547

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/14	Cost	Shares	Proceeds	Shares	3/31/15	Income

The Consumer Discretionary Select Sector SPDR Fund	$4,710,998	$104,167,163	104,167,163	$93,391,667	93,391,667	$15,486,494	$8,503
The Consumer Staples Select Sector SPDR Fund	1,856,357	217,535,614	217,535,614	216,428,063	216,428,063	2,963,908	10,607
The Energy Select Sector SPDR Fund	9,138,489	223,989,107	223,989,107	217,189,042	217,189,042	15,938,554	10,760
The Financial Select Sector SPDR Fund	36,459,036	291,514,667	291,514,667	293,257,112	293,257,112	34,716,591	16,808
The Health Care Select Sector SPDR Fund	3,995,502	315,790,736	315,790,736	301,660,867	301,660,867	18,125,371	11,124
The Industrial Select Sector SPDR Fund	4,644,591	140,663,062	140,663,062	139,515,302	139,515,302	5,792,351	7,950
The Materials Select Sector SPDR Fund	1,641,226	47,331,118	47,331,118	47,907,453	47,907,453	1,064,891	2,038
The Technology Select Sector SPDR Fund	29,180,725	250,676,935	250,676,935	266,237,223	266,237,223	13,620,437	11,929
The Utilities Select Sector SPDR Fund	16,060,468	169,163,145	169,163,145	181,144,978	181,144,978	4,078,635	8,037

4.	Additional Expense Information

Distributor

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

of the Fund. Effective January 31, 2014, the Board has limited each Fund’s 12b-1 fee to 0.044% of its average daily net assets through at least January 30, 2016.

Trustees’ Fees

Effective January 1, 2015, the Trust pays each Trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) an annual fee of $90,000 plus a per meeting fee of $8,000 for each regularly scheduled meeting of the Board attended by the Trustee (whether in person or telephonically) (prior to January 1, 2015, the per meeting fee was $7,000) and $2,500 for each non-regularly scheduled telephonic meeting. The Chairman of the Board (who is an Independent Trustee) receives an additional fee of $30,000 per year. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Audit Committee members receive $4,000 per Committee meeting attended and Nominating and Governance Committee members receive $4,000 per Committee meeting attended (prior to January 1, 2015, the per Nominating and Governance Committee meeting fee was $3,500). The Chairman of the Audit Committee receives an additional fee of $9,000 per year and the Chairman of the Nominating and Governance Committee receives an additional fee of $8,000 per year.

License Fees

Standard and Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies (“S&P”), NYSE Arca, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) have entered into a license agreement with respect to each Select Sector Index. The Trust has entered into a sub-license agreement whereby the Trust agrees to pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust up to $50 billion and 0.02% on the remainder of the assets of the Trust and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust up to $35 billion, 0.02% of the aggregate net assets of the Trust from $35 billion up to and including $50 billion and 0.01% on the remainder of net assets of the Trust. The fees to S&P and Merrill Lynch are payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

5.	Shareholder Transactions

Select Sector SPDR Fund shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind only basis, with a separate cash payment equivalent to the undistributed net investment income per share (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Funds’ custodian and are used to cover related expenses.

6.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at March 31, 2015 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

The Consumer Discretionary Select Sector SPDR Fund	$11,305,049,407	$525,665,972	$281,938,886	$243,727,086
The Consumer Staples Select Sector SPDR Fund	7,959,826,646	469,259,123	232,369,906	236,889,217
The Energy Select Sector SPDR Fund	15,481,738,901	118,624,208	2,523,569,985	(2,404,945,777)
The Financial Select Sector SPDR Fund	17,354,409,534	1,073,323,213	317,899,491	755,423,722
The Health Care Select Sector SPDR Fund	13,173,121,134	1,248,671,292	62,343,083	1,186,328,209
The Industrial Select Sector SPDR Fund	8,082,402,941	294,948,234	450,755,288	(155,807,054)
The Materials Select Sector SPDR Fund	3,322,994,543	81,666,715	342,153,086	(260,486,371)

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

The Technology Select Sector SPDR Fund	$12,181,585,323	$1,456,884,392	$357,842,467	$1,099,041,925
The Utilities Select Sector SPDR Fund	7,157,584,748	11,993,056	562,358,484	(550,365,428)

7.	Investment Transactions

For the six months ended March 31, 2015, the Trust had in-kind contributions, in-kind redemptions and in-kind net realized gain/(loss) as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

The Consumer Discretionary Select Sector SPDR Fund	$9,248,525,494	$5,678,242,884	$456,119,359
The Consumer Staples Select Sector SPDR Fund	4,537,364,354	4,791,126,074	505,471,056
The Energy Select Sector SPDR Fund	14,389,390,212	9,981,786,703	260,955,397
The Financial Select Sector SPDR Fund	6,516,995,240	7,725,572,925	1,026,382,988
The Health Care Select Sector SPDR Fund	7,066,635,572	5,549,485,132	1,050,800,867
The Industrial Select Sector SPDR Fund	5,337,145,224	6,599,949,232	536,656,508
The Materials Select Sector SPDR Fund	2,694,220,640	4,761,885,484	246,180,131
The Technology Select Sector SPDR Fund	3,065,637,698	4,426,422,412	974,191,051
The Utilities Select Sector SPDR Fund	7,255,281,821	6,397,153,468	360,240,503

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of the Funds’ daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any income equalization or cash component of the transactions.

For the six months ended March 31, 2015, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

The Consumer Discretionary Select Sector SPDR Fund	$165,086,372	$177,683,747
The Consumer Staples Select Sector SPDR Fund	143,072,428	152,900,809
The Energy Select Sector SPDR Fund	415,266,200	425,835,194
The Financial Select Sector SPDR Fund	252,533,673	268,782,710
The Health Care Select Sector SPDR Fund	483,745,101	165,351,311
The Industrial Select Sector SPDR Fund	224,730,292	226,795,350
The Materials Select Sector SPDR Fund	137,854,253	136,946,516
The Technology Select Sector SPDR Fund	282,486,003	283,832,575
The Utilities Select Sector SPDR Fund	68,584,347	66,585,491

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to 102% of the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral held with respect to a loaned security may be temporarily more or less than the value of a security on loan due to market fluctuation of security values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2015 (Unaudited)

loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2015 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities and Schedules of Investments. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
March 31, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at October 1, 2014 and held for the six months ended March 31, 2015.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Fund shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
	Annualized	Beginning Account	Ending Account	During Period*
	Expense	Value	Value	10/1/14 to
	Ratio	10/1/14	3/31/15	3/31/15

Actual
The Consumer Discretionary Select Sector SPDR Fund	0.15%	$1,000	$1,138.20	$0.80
The Consumer Staples Select Sector SPDR Fund	0.15%	$1,000	$1,095.80	$0.78
The Energy Select Sector SPDR Fund	0.15%	$1,000	$864.80	$0.70
The Financial Select Sector SPDR Fund	0.15%	$1,000	$1,049.60	$0.77
The Health Care Select Sector SPDR Fund	0.15%	$1,000	$1,145.30	$0.80
The Industrial Select Sector SPDR Fund	0.15%	$1,000	$1,061.20	$0.77
The Materials Select Sector SPDR Fund	0.15%	$1,000	$995.10	$0.75
The Technology Select Sector SPDR Fund	0.15%	$1,000	$1,049.90	$0.77
The Utilities Select Sector SPDR Fund	0.15%	$1,000	$1,072.50	$0.78
Hypothetical (assuming a 5% return before expenses)
The Consumer Discretionary Select Sector SPDR Fund	0.15%	$1,000	$1,024.18	$0.76

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
March 31, 2015 (Unaudited)

				Expenses Paid
	Annualized	Beginning Account	Ending Account	During Period*
	Expense	Value	Value	10/1/14 to
	Ratio	10/1/14	3/31/15	3/31/15

The Consumer Staples Select Sector SPDR Fund	0.15%	$1,000	$1,024.18	$0.76
The Energy Select Sector SPDR Fund	0.15%	$1,000	$1,024.18	$0.76
The Financial Select Sector SPDR Fund	0.15%	$1,000	$1,024.18	$0.76
The Health Care Select Sector SPDR Fund	0.15%	$1,000	$1,024.18	$0.76
The Industrial Select Sector SPDR Fund	0.15%	$1,000	$1,024.18	$0.76
The Materials Select Sector SPDR Fund	0.15%	$1,000	$1,024.18	$0.76
The Technology Select Sector SPDR Fund	0.15%	$1,000	$1,024.18	$0.76
The Utilities Select Sector SPDR Fund	0.15%	$1,000	$1,024.18	$0.76

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at www.sectorspdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information in the Form N-Q is available upon request, without charge, by calling 1-866-Sector-ETF (732-8673).

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

The Select Sector SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000 ETF (ONEK)
SPDR Russell 2000 ETF (TWOK)
SPDR S&P 500 Buyback ETF (SPYB)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR S&P 500 Buyback ETF (SPYB)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR MSCI USA Quality Mix ETF (QUS)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 0-5 Year TIPS ETF (SIPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)

SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays International High Yield Bond ETF (IJNK)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (CJNK)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR EURO STOXX Small Cap (SMEZ)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI ACWI Low Carbon Target ETF (LOWC)
SPDR MSCI EM 50 ETF (EMFT)
SPDR MSCI EM Beyond BRIC ETF (EMBB)
SPDR MSCI EAFE Quality Mix ETF (QEFA)
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)
SPDR MSCI World Quality Mix ETF (QWLD)
SPDR MSCI Australia Quality Mix ETF (QAUS)
SPDR MSCI Canada Quality Mix ETF (QCAN)
SPDR MSCI Germany Quality Mix ETF (QDEU)
SPDR MSCI Japan Quality Mix ETF (QJPN)
SPDR MSCI Mexico Quality Mix ETF (QMEX)
SPDR MSCI South Korea Quality Mix ETF (QKOR)
SPDR MSCI Spain Quality Mix ETF (QESP)
SPDR MSCI Taiwan Quality Mix ETF (QTWN)
SPDR MSCI United Kingdom Quality Mix ETF (QGBR)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)

SPDR S&P International Utilities Sector ETF (IPU)

SSGA Active Trust

SPDR SSGA Multi-Asset Real Return ETF (RLY)
SPDR SSGA Income Allocation ETF (INKM)
SPDR SSGA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSGA Ultra Short Term Bond ETF (ULST)
SPDR Double Line Total Return Tactical ETF (TOTL)
State Street Clarion Global Infrastructure & MLP Portfolio (SSIDX)
SPDR MFS Systematic Core Equity ETF (SYE)
SPDR MFS Systematic Value Equity ETF (SYV)
SPDR MFS Systematic Growth Equity ETF (SYG)
SPDR SSGA Risk Aware ETF (RORO)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

(Unaudited)

Trustees
Cheryl Burgermeister, Chairman
George R. Gaspari
James E. Ross
Ernest J. Scalberg
R. Charles Tschampion

Officers
Ellen M. Needham, President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Ann M. Carpenter, Assistant Treasurer
Jesse D. Hallee, Secretary
David James, Assistant Secretary
Brian Harris, Chief Compliance Officer

Investment Manager
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Distributor
ALPS Portfolio Solutions Distributor, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Custodian, Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10166

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

The Select Sector SPDR Trust is distributed by ALPS Portfolio Solutions Distributor, Inc.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

Visit www.sectorspdrs.com or call 1-866-SECTOR-ETF (1-866-732-8673)

IBG-15145	SPDR SS SAR

Item 2. Code of Ethics.
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 3. Audit Committee Financial Expert.
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 4. Principal Accountant Fees and Services.
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 6. Schedule of Investments.
(a)	The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.
(a)(3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	June 8, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	June 8, 2015

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	June 8, 2015